UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21979
Nuveen Investment Trust V

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: December 31
Date of reporting period: June 30, 2024

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report June 30, 2024

Nuveen Global Real Estate Securities Fund
Class A Shares/NGJAX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Global Real Estate Securities Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$65	1.30%
* This cost is annualized.

1	continued>>

Fund Statistics (as of June 30, 2024)

Fund net assets	$41,320,587

Total number of portfolio holdings	123

Portfolio turnover (%)	34%

What did the Fund invest in? (as of June 30, 2024)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670700665_SAR_0624 3734809‑INV‑B‑08/25 (A, C, I, R6)

2

Semi-Annual Shareholder Report June 30, 2024

Nuveen Global Real Estate Securities Fund
Class C Shares/NGJCX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Global Real Estate Securities Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$103	2.05%
* This cost is annualized.

1	continued>>

Fund Statistics (as of June 30, 2024)

Fund net assets	$41,320,587

Total number of portfolio holdings	123

Portfolio turnover (%)	34%

What did the Fund invest in? (as of June 30, 2024)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670700657_SAR_0624 3734809‑INV‑B‑08/25 (A, C, I, R6)

2

Semi-Annual Shareholder Report June 30, 2024

Nuveen Global Real Estate Securities Fund
Class R6 Shares/NGJFX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Global Real Estate Securities Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$49	0.98%
* This cost is annualized.

1	continued>>

Fund Statistics (as of June 30, 2024)

Fund net assets	$41,320,587

Total number of portfolio holdings	123

Portfolio turnover (%)	34%

What did the Fund invest in? (as of June 30, 2024)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670700632_SAR_0624 3734809‑INV‑B‑08/25 (A, C, I, R6)

2

Semi-Annual Shareholder Report June 30, 2024

Nuveen Global Real Estate Securities Fund
Class I Shares/NGJIX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Global Real Estate Securities Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$53	1.05%
* This cost is annualized.

1	continued>>

Fund Statistics (as of June 30, 2024)

Fund net assets	$41,320,587

Total number of portfolio holdings	123

Portfolio turnover (%)	34%

What did the Fund invest in? (as of June 30, 2024)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670700640_SAR_0624 3734809‑INV‑B‑08/25 (A, C, I, R6)

2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 7. Financial Statements and Financial
Highlights for Open-End Management
Investment Companies

Nuveen Global Infrastructure Fund
Portfolio of Investments June 30, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 97.9%
X –
COMMON STOCKS - 92 .8 % X 431,482,680
CAPITAL GOODS - 3.6%
172,004 Ferrovial SE $ 6,681,992
401,226 Infratil Ltd 2,738,368
70,693 Vinci SA 7,451,350
TOTAL CAPITAL GOODS 16,871,710
COMMERCIAL & PROFESSIONAL SERVICES - 6.0%
28,923 (b) Casella Waste Systems Inc, Class A 2,869,740
1,331,524 Cleanaway Waste Management Ltd 2,457,287
53,839 Republic Services Inc 10,463,071
45,988 Waste Connections Inc 8,064,456
18,102 Waste Management Inc 3,861,881
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 27,716,435
ENERGY - 17.4%
79,366 Cheniere Energy Inc 13,875,558
428,266 Enbridge Inc 15,241,987
96,513 Energy Transfer LP 1,565,441
36,886 Enterprise Products Partners LP 1,068,956
87,022 Gibson Energy Inc 1,478,938
284,935 Kinder Morgan Inc 5,661,658
81,138 MPLX LP 3,455,667
164,459 ONEOK Inc 13,411,632
159,256 Pembina Pipeline Corp 5,909,020
46,649 Targa Resources Corp 6,007,458
105,184 TC Energy Corp 3,987,312
218,767 Williams Cos Inc/The 9,297,598
TOTAL ENERGY 80,961,225
TELECOMMUNICATION SERVICES - 1.1%
93,203 (c) Cellnex Telecom SA 3,031,378
207,782 Infrastrutture Wireless Italiane SpA 2,164,194
TOTAL TELECOMMUNICATION SERVICES 5,195,572
TRANSPORTATION - 24.2%
93,741 Aena SME SA 18,982,289
32,124 Aeroports de Paris SA 3,912,735
63,729 Athens International Airport SA 535,767
1,163,680 Atlas Arteria Ltd 3,955,600
1,897,792 Auckland International Airport Ltd 8,819,859
25,342 Canadian National Railway Co 2,993,651
26,247 Canadian Pacific Railway Ltd 2,066,426
155,592 Central Japan Railway Co 3,372,786
669,826 China Merchants Port Holdings Co Ltd 995,307
92,677 CSX Corp 3,100,046
279,531 East Japan Railway Co 4,654,095
32,294 Flughafen Zurich AG 7,148,590
38,484 (b) Fraport AG Frankfurt Airport Services
Worldwide
1,991,338
368,160 Getlink SE 6,095,767
41,370 Grupo Aeroportuario del Centro Norte SAB
de CV, ADR
2,798,681
27,617 Grupo Aeroportuario del Pacifico SAB de
CV, ADR
4,301,900
13,780 Grupo Aeroportuario del Sureste SAB de
CV, ADR
4,127,386

Shares Description (a) Value
TRANSPORTATION (continued)
330,018 International Container Terminal Services
Inc
$ 1,969,668
155,899 Japan Airport Terminal Co Ltd 5,330,297
122,280 Kamigumi Co Ltd 2,526,258
10,518 Norfolk Southern Corp 2,258,109
357,994 Port of Tauranga Ltd 1,029,215
518,238 Qube Holdings Ltd 1,258,641
1,881,705 Transurban Group 15,519,491
12,496 Union Pacific Corp 2,827,345
TOTAL TRANSPORTATION 112,571,247
UTILITIES - 40.5%
253,588 APA Group 1,347,939
21,796 Brookfield Renewable Corp, Class A 618,571
263,208 CenterPoint Energy Inc 8,154,184
285,003 CK Infrastructure Holdings Ltd 1,609,496
28,769 Clearway Energy Inc, Class C 710,307
188,571 CLP Holdings Ltd 1,525,184
164,182 CMS Energy Corp 9,773,754
38,210 DTE Energy Co 4,241,692
30,128 Duke Energy Corp 3,019,729
334,796 E.ON SE 4,400,119
14,051 Elia Group SA/NV 1,312,317
60,896 Enagas SA 905,518
105,284 Endesa SA 1,978,178
568,213 Enel SpA 3,942,711
214,750 Engie SA 3,075,296
49,715 Entergy Corp 5,319,505
135,029 Evergy Inc 7,152,486
6,401 Eversource Energy 363,001
134,094 Exelon Corp 4,640,993
56,803 Hydro One Ltd 1,654,618
334,912 Iberdrola SA 4,345,459
49,577 Italgas SpA 244,829
185,533 National Grid PLC 2,071,686
73,843 National Grid PLC, Sponsored ADR 4,194,282
358,369 NextEra Energy Inc 25,376,109
215,233 NiSource Inc 6,200,863
295,860 PG&E Corp 5,165,716
437,959 Power Grid Corp of India Ltd 1,734,450
44,451 Public Service Enterprise Group Inc 3,276,039
144,659 Redeia Corp SA 2,529,568
124,075 RWE AG 4,256,437
992,217 Sembcorp Industries Ltd 3,507,077
47,642 Sempra 3,623,651
94,707 Severn Trent PLC 2,850,613
1,203,844 Snam SpA 5,316,191
226,611 Southern Co/The 17,578,215
204,447 SSE PLC 4,617,144
867,180 Terna - Rete Elettrica Nazionale 6,684,770
169,561 Veolia Environnement SA 5,078,834
6,167 WEC Energy Group Inc 483,863
248,738 Xcel Energy Inc 13,285,097
TOTAL UTILITIES 188,166,491
TOTAL COMMON STOCKS
(cost $341,116,451) 431,482,680

Nuveen Global Infrastructure Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Shares Description (a) Value
X –
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 4 .8 % X 22,064,896
DATA CENTER REITS - 2.3%
51,709 Digital Realty Trust Inc $ 7,862,353
3,643 Equinix Inc 2,756,294
TOTAL DATA CENTER REITS 10,618,647
HEALTH CARE REITS - 0.2%
289,258 Parkway Life Real Estate Investment Trust 746,229
TOTAL HEALTH CARE REITS 746,229
TELECOM TOWER REITS - 2.3%
38,186 American Tower Corp 7,422,595
16,696 SBA Communications Corp 3,277,425
TOTAL TELECOM TOWER REITS 10,700,020
TOTAL REAL ESTATE INVESTMENT TRUST COMMON STOCKS
(cost $20,721,909) 22,064,896
Shares Description (a) Value
X –
INVESTMENT COMPANIES - 0.3% X 1,596,038
394,039 3i Infrastructure PLC $ 1,596,038
TOTAL INVESTMENT COMPANIES
(cost $1,557,482) 1,596,038
TOTAL LONG-TERM INVESTMENTS
(cost $363,395,842) 455,143,614
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.5%
–
REPURCHASE AGREEMENTS - 1 .5 % X 7,095,416
$ 6,625 (d) Fixed Income Clearing Corporation 5.270% 7/01/24 $ 6,625,000
470 (e) Fixed Income Clearing Corporation 1.600% 7/01/24 470,416
TOTAL REPURCHASE AGREEMENTS
(cost $7,095,416) 7,095,416
TOTAL SHORT-TERM INVESTMENTS
(cost $7,095,416) 7,095,416
TOTAL INVESTMENTS (cost $ 370,491,258 ) - 99 .4% 462,239,030
OTHER ASSETS & LIABILITIES, NET -  0.6% 2,858,414
NET ASSETS - 100% $ 465,097,444
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $3,031,378 or 0.7% of Total Investments.
(d) Agreement with Fixed Income Clearing Corporation, 5.270% dated 6/28/24 to be repurchased at $6,627,909 on 7/1/24, collateralized by
Government Agency Securities, with coupon rate 4.000% and maturity date 1/31/31, valued at $6,757,521.
(e) Agreement with Fixed Income Clearing Corporation, 1.600% dated 6/28/24 to be repurchased at $470,479 on 7/1/24, collateralized by
Government Agency Securities, with coupon rate 0.750% and maturity date 8/31/26, valued at $479,850.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
See Notes to Financial Statements

Nuveen Global Real Estate Securities Fund
Portfolio of Investments June 30, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 98.0%
X –
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 86 .4 % X 35,677,006
DATA CENTER REITS - 7.3%
8,279 Digital Realty Trust Inc $ 1,258,822
2,344 Equinix Inc 1,773,470
TOTAL DATA CENTER REITS 3,032,292
DIVERSIFIED REITS - 4.3%
3,943 Armada Hoffler Properties Inc 43,728
58,074 British Land Co PLC/The 301,858
10,436 Charter Hall Group 77,602
5,032 Essential Properties Realty Trust Inc 139,437
52,797 Growthpoint Properties Australia Ltd 76,189
95 Hulic Reit Inc 86,357
17,278 Merlin Properties Socimi SA 192,585
220,758 Mirvac Group 274,662
472 Star Asia Investment Corp 175,349
66,786 Stockland 184,982
278 United Urban Investment Corp 246,807
TOTAL DIVERSIFIED REITS 1,799,556
HEALTH CARE REITS - 8.8%
10,466 American Healthcare REIT Inc 152,908
4,425 CareTrust REIT Inc 111,068
45,793 Healthpeak Properties Inc 897,543
9,835 Omega Healthcare Investors Inc 336,849
18,669 Parkway Life Real Estate Investment Trust 48,162
15,243 Ventas Inc 781,356
12,675 Welltower Inc 1,321,369
TOTAL HEALTH CARE REITS 3,649,255
HOTEL & RESORT REITS - 1.7%
6,763 Apple Hospitality REIT Inc 98,334
11,499 Host Hotels & Resorts Inc 206,752
3,807 Ryman Hospitality Properties Inc 380,167
TOTAL HOTEL & RESORT REITS 685,253
INDUSTRIAL REITS - 17.2%
11,148 Americold Realty Trust Inc 284,720
2,754 ARGAN SA 214,820
2,914 EastGroup Properties Inc 495,671
8,279 First Industrial Realty Trust Inc 393,335
154,428 Frasers Logistics & Commercial Trust 107,993
367 GLP J-Reit 299,658
26,285 Goodman Group 606,392
21,065 LXP Industrial Trust 192,113
50,458 Mapletree Industrial Trust 78,450
179,571 Mapletree Logistics Trust 170,522
24 Mitsui Fudosan Logistics Park Inc 64,811
4,391 Montea NV 371,699
57,036 Nexus Industrial REIT 282,668
89 Nippon Prologis REIT Inc 138,915
18,823 Prologis Inc 2,114,011
7,826 Rexford Industrial Realty Inc 348,961
888 STAG Industrial Inc 32,021
142,157 TF Administradora Industrial S de RL de CV 304,051
214,764 Tritax Big Box REIT PLC 419,907
118,072 Urban Logistics REIT PLC 175,365
TOTAL INDUSTRIAL REITS 7,096,083

Nuveen Global Real Estate Securities Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Shares Description (a) Value
MULTI-FAMILY RESIDENTIAL REITS - 9.8%
4,385 AvalonBay Communities Inc $ 907,213
4,200 Boardwalk Real Estate Investment Trust 216,378
334 Daiwa Securities Living Investments Corp 218,313
7,769 Equity Residential 538,702
1,863 Essex Property Trust Inc 507,109
130,552 (b) Home Reit PLC 165
43,458 Ingenia Communities Group 138,082
35,814 InterRent Real Estate Investment Trust 311,790
22,629 Killam Apartment Real Estate Investment Trust 281,860
40 Nippon Accommodations Fund Inc 159,004
5,306 UDR Inc 218,342
21,662 UNITE Group PLC/The 244,375
10,188 Veris Residential Inc 152,820
4,391 Xior Student Housing NV 140,612
TOTAL MULTI-FAMILY RESIDENTIAL REITS 4,034,765
OFFICE REITS - 5.5%
3,364 Alexandria Real Estate Equities Inc 393,487
3,576 Boston Properties Inc 220,139
9,002 COPT Defense Properties 225,320
9,516 Cousins Properties Inc 220,295
124 Daiwa Office Investment Corp 218,664
40,521 Dexus 174,803
2,861 Gecina SA 264,102
12,332 Hudson Pacific Properties Inc 59,317
185 KDX Realty Investment Corp 179,832
30 Nippon Building Fund Inc 105,235
212 Orix JREIT Inc 210,087
TOTAL OFFICE REITS 2,271,281
OTHER SPECIALIZED REITS - 3.7%
13,775 Gaming and Leisure Properties Inc 622,768
1,950 Iron Mountain Inc 174,759
25,805 VICI Properties Inc 739,055
TOTAL OTHER SPECIALIZED REITS 1,536,582
REAL ESTATE OPERATING COMPANIES - 0.6%
212,859 Sirius Real Estate Ltd 251,687
TOTAL REAL ESTATE OPERATING COMPANIES 251,687
RETAIL REITS - 14.0%
7,391 Acadia Realty Trust 132,447
8,472 Agree Realty Corp 524,756
35,979 Charter Hall Retail REIT 77,657
8,764 CT Real Estate Investment Trust 84,434
3,487 Federal Realty Investment Trust 352,082
187,616 Frasers Centrepoint Trust 294,160
629,107 Hammerson PLC 220,285
45,450 Kimco Realty Corp 884,457
77,766 Link REIT 301,994
3,792 NETSTREIT Corp 61,051
2,253 NNN REIT Inc 95,978
11,614 Realty Income Corp 613,451
8,259 Regency Centers Corp 513,710
21,743 RioCan Real Estate Investment Trust 267,168
3,256 Simon Property Group Inc 494,261
17,299 SITE Centers Corp 250,835
5,437 Urban Edge Properties 100,421
198,474 Vicinity Ltd 244,041
18,524 Wereldhave NV 262,171
TOTAL RETAIL REITS 5,775,359

Shares Description (a) Value
SELF-STORAGE REITS - 5.1%
4,885 CubeSmart $ 220,656
2,291 Extra Space Storage Inc 356,044
4,452 Public Storage 1,280,618
24,768 Safestore Holdings PLC 240,228
TOTAL SELF-STORAGE REITS 2,097,546
SINGLE-FAMILY RESIDENTIAL REITS - 4.3%
4,595 American Homes 4 Rent, Class A 170,750
7,109 Equity LifeStyle Properties Inc 463,009
24,346 Invitation Homes Inc 873,778
2,158 Sun Communities Inc 259,694
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 1,767,231
TELECOM TOWER REITS - 3.9%
5,363 American Tower Corp 1,042,460
650 Crown Castle Inc 63,505
2,492 SBA Communications Corp 489,180
TOTAL TELECOM TOWER REITS 1,595,145
TIMBER REITS - 0.2%
2,993 Weyerhaeuser Co 84,971
TOTAL TIMBER REITS 84,971
TOTAL REAL ESTATE INVESTMENT TRUST COMMON STOCKS
(cost $32,779,355) 35,677,006
Shares Description (a) Value
X –
COMMON STOCKS - 11 .6 % X 4,798,841
HEALTH CARE EQUIPMENT & SERVICES - 0.8%
35,610 Chartwell Retirement Residences $ 334,482
TOTAL HEALTH CARE EQUIPMENT & SERVICES 334,482
REAL ESTATE MANAGEMENT & DEVELOPMENT - 9.6%
104,926 Capitaland India Trust 75,714
9,590 CapitaLand Investment Ltd/Singapore 18,755
1,645 Catena AB 82,206
44,526 City Developments Ltd 169,263
25,691 Hysan Development Co Ltd 36,891
29,301 (c) Instone Real Estate Group SE 257,315
82,685 Mitsui Fudosan Co Ltd 761,026
9,773 Sagax AB, Class B 250,444
284,684 Sino Land Co Ltd 292,968
12,586 Sumitomo Realty & Development Co Ltd 371,386
32,904 Sun Hung Kai Properties Ltd 285,098
21,247 TAG Immobilien AG 310,553
63,434 Tokyu Fudosan Holdings Corp 425,802
2,727 VGP NV 303,975
10,807 Vonovia SE 307,550
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 3,948,946
TELECOMMUNICATION SERVICES - 1.0%
7,157 (c) Cellnex Telecom SA 232,778
16,994 Infrastrutture Wireless Italiane SpA 177,004
TOTAL TELECOMMUNICATION SERVICES 409,782

Nuveen Global Real Estate Securities Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Shares Description (a) Value
TRANSPORTATION - 0.2%
4,866 Kyushu Railway Co $ 105,631
TOTAL TRANSPORTATION 105,631
TOTAL COMMON STOCKS
(cost $4,468,209) 4,798,841
TOTAL LONG-TERM INVESTMENTS
(cost $37,247,564) 40,475,847
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 2.3%
X –
REPURCHASE AGREEMENTS - 2 .3 % X 950,000
$ 950 (d) Fixed Income Clearing Corporation 5.270% 7/01/24 $ 950,000
TOTAL REPURCHASE AGREEMENTS
(cost $950,000) 950,000
TOTAL SHORT-TERM INVESTMENTS
(cost $950,000) 950,000
TOTAL INVESTMENTS (cost $ 38,197,564 ) - 100 .3% 41,425,847
OTHER ASSETS & LIABILITIES, NET -  (0.3)% (105,260)
NET ASSETS - 100% $ 41,320,587
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) For fair value measurement disclosure purposes, investment classified as Level 3.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $490,093 or 1.2% of Total Investments.
(d) Agreement with Fixed Income Clearing Corporation, 5.270% dated 6/28/24 to be repurchased at $950,417 on 7/1/24, collateralized by
Government Agency Securities, with coupon rate 4.000% and maturity date 1/31/31, valued at $969,028.
REIT Real Estate Investment Trust
See Notes to Financial Statements

Nuveen Real Asset Income Fund
Portfolio of Investments June 30, 2024
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 98.0%
X –
CORPORATE BONDS - 25.9% X 267,106,838
CAPITAL GOODS - 0.7%
$ 3,230 (b) Advanced Drainage Systems Inc 6.375% 6/15/30 $ 3,241,676
2,335 (b) Chart Industries Inc 7.500% 1/01/30 2,412,910
1,870 (b) Trinity Industries Inc 7.750% 7/15/28 1,935,832
TOTAL CAPITAL GOODS 7,590,418
COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
960 (b) GFL Environmental Inc 6.750% 1/15/31 979,377
2,710 (b) Wrangler Holdco Corp 6.625% 4/01/32 2,698,030
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 3,677,407
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.2%
1,715 (b) LCM Investments Holdings II LLC 4.875% 5/01/29 1,603,063
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,603,063
CONSUMER SERVICES - 1.2%
1,095 Choice Hotels International Inc 0.000% 8/01/34 1,079,241
3,475 (b) Churchill Downs Inc 5.750% 4/01/30 3,375,388
1,490 (b) Hilton Domestic Operating Co Inc 5.875% 4/01/29 1,492,022
1,780 (b) Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand
Vacations Borrower Esc
6.625% 1/15/32 1,788,334
1,695 Piedmont Operating Partnership LP 9.250% 7/20/28 1,808,337
1,525 (b) Scientific Games International Inc 7.500% 9/01/31 1,575,661
1,385 (b) Six Flags Entertainment Corp 0.000% 4/30/32 1,407,487
TOTAL CONSUMER SERVICES 12,526,470
ENERGY - 5.5%
2,126 (b) Archrock Partners LP / Archrock Partners Finance Corp 6.250% 4/01/28 2,105,554
260 (b) Blue Racer Midstream LLC / Blue Racer Finance Corp 7.250% 7/15/32 267,319
2,520 (b) Blue Racer Midstream LLC / Blue Racer Finance Corp 7.000% 7/15/29 2,566,343
5,000 (b) Buckeye Partners LP 6.875% 7/01/29 5,018,675
3,375 Cheniere Energy Partners LP 4.500% 10/01/29 3,215,167
1,270 (b) CNX Midstream Partners LP 4.750% 4/15/30 1,144,478
250 (b) CQP Holdco LP / BIP-V Chinook Holdco LLC 5.500% 6/15/31 236,981
700 (b) CQP Holdco LP / BIP-V Chinook Holdco LLC 7.500% 12/15/33 726,109
1,625 (b) Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/29 1,672,221
1,730 Energy Transfer LP 5.550% 5/15/34 1,712,149
3,560 (b) EQM Midstream Partners LP 6.375% 4/01/29 3,595,981
1,215 EQM Midstream Partners LP 5.500% 7/15/28 1,196,464
1,060 CAD Gibson Energy Inc 5.250% 12/22/80 710,127
2,250 (b) Global Partners LP / GLP Finance Corp 8.250% 1/15/32 2,312,622
1,680 (b) Harvest Midstream I LP 7.500% 5/15/32 1,705,781
1,380 CAD Keyera Corp 6.875% 6/13/79 1,007,222
1,470 (b) Kinetik Holdings LP 5.875% 6/15/30 1,448,554
2,000 (b) Kodiak Gas Services LLC 7.250% 2/15/29 2,050,152
5,735 MPLX LP 5.000% 3/01/33 5,479,148
2,195 (b) PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/30 2,247,079
3,461 CAD Pembina Pipeline Corp 4.800% 1/25/81 2,264,089
1,565 (b) Sunoco LP 7.000% 5/01/29 1,603,942
1,640 Targa Resources Corp 6.150% 3/01/29 1,692,825
2,475 Targa Resources Corp 6.125% 3/15/33 2,541,790
415 CAD Transcanada Trust 4.200% 3/04/81 264,298
1,350 (b) Transocean Inc 8.750% 2/15/30 1,417,335
1,550 (b) USA Compression Partners LP / USA Compression Finance
Corp
7.125% 3/15/29 1,561,792

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
ENERGY (continued)
$ 2,955 (b) Venture Global LNG Inc 9.500% 2/01/29 $ 3,236,010
2,180 Williams Cos Inc/The 4.900% 3/15/29 2,150,392
TOTAL ENERGY 57,150,599
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 6.7%
3,925 Agree LP 4.800% 10/01/32 3,680,582
2,080 Alexandria Real Estate Equities Inc 5.250% 5/15/36 2,001,400
2,875 American Homes 4 Rent LP 5.500% 2/01/34 2,827,034
4,280 American Tower Corp 5.500% 3/15/28 4,305,261
1,975 AvalonBay Communities Inc 5.000% 2/15/33 1,925,943
1,455 (b) CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/28 1,337,070
1,740 CubeSmart LP 4.375% 2/15/29 1,668,216
3,710 Essex Portfolio LP 5.500% 4/01/34 3,676,673
3,780 Extra Space Storage LP 5.700% 4/01/28 3,822,274
3,585 Federal Realty OP LP 5.375% 5/01/28 3,588,919
1,640 GLP Capital LP / GLP Financing II Inc 6.750% 12/01/33 1,723,102
2,935 (b) Goodman US Finance Five LLC 4.625% 5/04/32 2,716,798
2,235 (b) Iron Mountain Inc 7.000% 2/15/29 2,274,316
945 (c) Kilroy Realty LP 6.250% 1/15/36 896,831
2,720 Kimco Realty OP LLC 4.600% 2/01/33 2,550,978
2,340 Kite Realty Group LP 5.500% 3/01/34 2,287,776
1,840 Kite Realty Group LP 4.000% 10/01/26 1,779,932
1,915 Mid-America Apartments LP 5.300% 2/15/32 1,906,584
888 (c) MPT Operating Partnership LP / MPT Finance Corp 5.000% 10/15/27 733,406
4,070 Prologis LP 5.000% 3/15/34 3,980,672
3,070 (b) Prologis Targeted US Logistics Fund LP 5.500% 4/01/34 3,071,948
6,625 (b) RHP Hotel Properties LP / RHP Finance Corp 6.500% 4/01/32 6,625,479
1,210 (b) Scentre Group Trust 2 5.125% 9/24/80 1,122,430
2,635 SITE Centers Corp 3.625% 2/01/25 2,600,017
2,590 SITE Centers Corp 4.700% 6/01/27 2,570,267
3,280 Welltower OP LLC 3.850% 6/15/32 2,954,437
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 68,628,345
FINANCIAL SERVICES - 0.8%
3,015 (b) HAT Holdings I LLC / HAT Holdings II LLC 8.000% 6/15/27 3,134,509
2,700 (b) Hunt Cos Inc 5.250% 4/15/29 2,453,782
1,315 (b) Starwood Property Trust Inc 7.250% 4/01/29 1,329,099
1,330 (b) Starwood Property Trust Inc 4.375% 1/15/27 1,259,206
TOTAL FINANCIAL SERVICES 8,176,596
HEALTH CARE EQUIPMENT & SERVICES - 0.3%
1,900 (b) CHS/Community Health Systems Inc 10.875% 1/15/32 1,977,494
1,250 (b) LifePoint Health Inc 11.000% 10/15/30 1,377,210
TOTAL HEALTH CARE EQUIPMENT & SERVICES 3,354,704
MEDIA & ENTERTAINMENT - 0.9%
3,477 (b) CCO Holdings LLC / CCO Holdings Capital Corp 6.375% 9/01/29 3,304,991
2,500 (b) CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/01/27 2,400,365
1,250 Lamar Media Corp 4.875% 1/15/29 1,201,167
2,000 (b) Ziggo Bond Co BV 6.000% 1/15/27 1,961,681
TOTAL MEDIA & ENTERTAINMENT 8,868,204
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
2,775 EUR (b),(c) Peach Property Finance GmbH 4.375% 11/15/25 2,563,415
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,563,415

Principal
Amount (000)   Description (a) Coupon Maturity Value
TELECOMMUNICATION SERVICES - 1.0%
$ 2,750 (b),(c) Frontier Communications Holdings LLC 6.000% 1/15/30 $ 2,392,395
750 (b) Frontier Communications Holdings LLC 8.625% 3/15/31 772,595
1,945 (b) Iliad Holding SASU 8.500% 4/15/31 1,969,388
1,600 (b) Iliad Holding SASU 7.000% 10/15/28 1,586,606
1,365 (b) Iliad Holding SASU 6.500% 10/15/26 1,358,954
2,000 (b) Level 3 Financing Inc 10.500% 4/15/29 1,995,000
TOTAL TELECOMMUNICATION SERVICES 10,074,938
TRANSPORTATION - 1.4%
4,500 (b) Brightline East LLC 11.000% 1/31/30 4,103,393
2,300 (b) Cargo Aircraft Management Inc 4.750% 2/01/28 2,133,344
5,555 (b) Genesee & Wyoming Inc 6.250% 4/15/32 5,534,188
2,705 (b) XPO Inc 7.125% 6/01/31 2,763,460
TOTAL TRANSPORTATION 14,534,385
UTILITIES - 6.6%
2,420 AEP Transmission Co LLC 5.150% 4/01/34 2,365,086
2,738 CAD AltaGas Ltd 7.350% 8/17/82 2,031,350
2,670 CAD AltaGas Ltd 5.250% 1/11/82 1,716,408
3,785 Ameren Illinois Co 4.950% 6/01/33 3,694,395
1,250 (b) Calpine Corp 5.125% 3/15/28 1,202,186
1,395 CAD Capital Power Corp 7.950% 9/09/82 1,042,786
3,380 CenterPoint Energy Houston Electric LLC 5.200% 10/01/28 3,408,215
5,000 (b) Clearway Energy Operating LLC 4.750% 3/15/28 4,777,623
2,110 DTE Electric Co 5.200% 3/01/34 2,103,227
2,210 Duke Energy Progress LLC 5.100% 3/15/34 2,191,763
1,775 (b) Ferrellgas LP / Ferrellgas Finance Corp 5.375% 4/01/26 1,736,458
1,975 (b) Ferrellgas LP / Ferrellgas Finance Corp 5.875% 4/01/29 1,817,096
1,510 Florida Power & Light Co 4.800% 5/15/33 1,468,139
6,265 (b) ITC Holdings Corp 4.950% 9/22/27 6,206,225
910 (b) NextEra Energy Operating Partners LP 4.500% 9/15/27 861,161
1,315 (b) NextEra Energy Operating Partners LP 7.250% 1/15/29 1,348,493
2,381 GBP NGG Finance PLC, Reg S 5.625% 6/18/73 2,991,009
2,000 (b) NRG Energy Inc 5.250% 6/15/29 1,919,482
1,250 NRG Energy Inc 6.625% 1/15/27 1,247,507
1,905 OGE Energy Corp 5.450% 5/15/29 1,919,597
3,130 Pacific Gas and Electric Co 6.150% 1/15/33 3,179,691
1,810 (b) Pattern Energy Operations LP / Pattern Energy Operations
Inc
4.500% 8/15/28 1,675,366
1,275 Public Service Electric and Gas Co 5.200% 3/01/34 1,275,504
2,245 Public Service Enterprise Group Inc 5.850% 11/15/27 2,283,410
2,765 (b) RWE Finance US LLC 5.875% 4/16/34 2,768,088
1,210 (b) RWE Finance US LLC 6.250% 4/16/54 1,194,807
700 (b) Superior Plus LP / Superior General Partner Inc 4.500% 3/15/29 642,372
3,315 (b) TerraForm Power Operating LLC 4.750% 1/15/30 3,021,626
3,330 (b) Vistra Operations Co LLC 7.750% 10/15/31 3,467,832
2,820 Wisconsin Power and Light Co 5.375% 3/30/34 2,801,392
TOTAL UTILITIES 68,358,294
TOTAL CORPORATE BONDS
(cost $269,495,737) 267,106,838
Shares Description (a) Value
X –
COMMON STOCKS - 23.1% X 237,360,369
ENERGY - 9.0%
480,749 Enbridge Inc $ 17,109,857
489,372 Energy Transfer LP 7,937,614
169,767 Enterprise Products Partners LP 4,919,848
283,233 Gibson Energy Inc 4,813,543

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Shares Description (a) Value
ENERGY (continued)
67,425 Keyera Corp $ 1,867,427
639,737 Kinder Morgan Inc 12,711,574
124,237 MPLX LP 5,291,254
190,937 ONEOK Inc 15,570,912
343,615 Pembina Pipeline Corp 12,749,459
37,592 Plains GP Holdings LP, Class A 707,481
49,836 TC Energy Corp 1,889,182
170,493 Williams Cos Inc/The 7,245,952
TOTAL ENERGY 92,814,103
HEALTH CARE EQUIPMENT & SERVICES - 1.0%
885,059 Chartwell Retirement Residences 8,313,298
143,742 Sienna Senior Living Inc 1,497,258
TOTAL HEALTH CARE EQUIPMENT & SERVICES 9,810,556
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
1,358,533 Capitaland India Trust 980,310
425,641 Hysan Development Co Ltd 611,192
3,707,224 Sino Land Co Ltd 3,815,107
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 5,406,609
TELECOMMUNICATION SERVICES - 0.6%
764,512 HKT Trust & HKT Ltd 857,510
175,000 Infrastrutture Wireless Italiane SpA 1,822,746
5,395,783 NETLINK NBN TRUST 3,302,729
TOTAL TELECOMMUNICATION SERVICES 5,982,985
TRANSPORTATION - 2.2%
11,900 Aena SME SA 2,409,717
66,021 Athens International Airport SA 555,036
1,249,011 Atlas Arteria Ltd 4,245,658
863,134 Aurizon Holdings Ltd 2,096,758
768,419 China Merchants Port Holdings Co Ltd 1,141,808
1,064,545 Dalrymple Bay Infrastructure Ltd 2,103,239
657,049 Enav SpA 2,612,227
25,481 Grupo Aeroportuario del Centro Norte SAB
de CV, ADR
1,723,790
19,412 Grupo Aeroportuario del Pacifico SAB de
CV, ADR
3,023,807
370,790 Transurban Group 3,058,116
TOTAL TRANSPORTATION 22,970,156
UTILITIES - 9.8%
60,330 Algonquin Power & Utilities Corp 353,534
480,132 APA Group 2,552,127
857 Canadian Solar Infrastructure Fund Inc 525,738
21,739 Canadian Utilities Ltd, Class A 469,564
664,595 CK Infrastructure Holdings Ltd 3,753,163
130,823 Clearway Energy Inc, Class A 2,964,449
477,563 CLP Holdings Ltd 3,862,586
513,384 Contact Energy Ltd 2,814,319
110,530 Dominion Energy Inc 5,415,970
93,591 Duke Energy Corp 9,380,626
228,435 Enagas SA 3,396,808
101,120 Endesa SA 1,899,941
1,103,276 Enel SpA 7,655,402
32,074 Entergy Corp 3,431,918
182,778 Evergy Inc 9,681,751
3,010 Eversource Energy 170,697
235,504 Italgas SpA 1,163,001

Shares Description (a) Value
UTILITIES (continued)
321,056 National Grid PLC $ 3,584,954
176,075 National Grid PLC, Sponsored ADR 10,001,060
21,549 Northwestern Energy Group Inc 1,079,174
161,022 OGE Energy Corp 5,748,485
93,953 Pennon Group PLC 682,182
28,555 Pinnacle West Capital Corp 2,181,031
135,958 Power Assets Holdings Ltd 734,781
279,137 Redeia Corp SA 4,881,108
652,210 REN - Redes Energeticas Nacionais SGPS
SA
1,601,583
1,997,825 Snam SpA 8,822,421
12,765 Spire Inc 775,218
350,643 Vector Ltd 792,369
TOTAL UTILITIES 100,375,960
TOTAL COMMON STOCKS
(cost $210,176,621) 237,360,369
Shares Description (a) Value
X –
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 21.0% X 216,458,743
DIVERSIFIED REITS - 1.2%
93,940 Armada Hoffler Properties Inc $ 1,041,795
293,636 Charter Hall Long Wale REIT 635,909
782,309 Growthpoint Properties Australia Ltd 1,128,908
83,873 ICADE 2,074,914
1,289,704 Mirvac Group 1,604,623
10,376 Star Asia Investment Corp 3,854,703
374,550 Stockland 1,037,417
815 United Urban Investment Corp 723,554
TOTAL DIVERSIFIED REITS 12,101,823
HEALTH CARE REITS - 2.8%
183,342 American Healthcare REIT Inc 2,678,627
7,165,300 Assura PLC 3,631,982
82,319 CareTrust REIT Inc 2,066,207
58,961 Community Healthcare Trust Inc 1,379,098
36,473 Healthcare Realty Trust Inc 601,075
584,611 Healthpeak Properties Inc 11,458,375
202,944 Omega Healthcare Investors Inc 6,950,832
TOTAL HEALTH CARE REITS 28,766,196
HOTEL & RESORT REITS - 0.5%
323,615 Apple Hospitality REIT Inc 4,705,362
TOTAL HOTEL & RESORT REITS 4,705,362
INDUSTRIAL REITS - 4.3%
27,694 ARGAN SA 2,160,211
284,873 Dexus Industria REIT 535,816
475,339 Dream Industrial Real Estate Investment Trust 4,402,284
981,136 (b) FIBRA Macquarie Mexico 1,664,097
4,332,467 Frasers Logistics & Commercial Trust 3,029,746
952 GLP J-Reit 777,313
1,712 LaSalle Logiport REIT 1,573,720
1,771,832 LondonMetric Property PLC 4,314,802
277,999 LXP Industrial Trust 2,535,351
2,977,817 Mapletree Industrial Trust 4,629,781
5,667,875 Mapletree Logistics Trust 5,382,258
763,839 Nexus Industrial REIT 3,785,555
2,028,737 TF Administradora Industrial S de RL de CV 4,339,135
1,191,329 Tritax Big Box REIT PLC 2,329,290

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Shares Description (a) Value
INDUSTRIAL REITS (continued)
1,906,058 Urban Logistics REIT PLC $ 2,830,943
TOTAL INDUSTRIAL REITS 44,290,302
MORTGAGE REITS - 0.1%
38,335 Blackstone Mortgage Trust Inc, Class A 667,796
34,334 Starwood Property Trust Inc 650,286
TOTAL MORTGAGE REITS 1,318,082
MULTI-FAMILY RESIDENTIAL REITS - 0.8%
1,047 Daiwa Securities Living Investments Corp 684,352
15,821 Equity Residential 1,097,028
3,970,455 (d) Home Reit PLC 5,019
152,253 UDR Inc 6,265,211
TOTAL MULTI-FAMILY RESIDENTIAL REITS 8,051,610
OFFICE REITS - 2.1%
61,089 Boston Properties Inc 3,760,639
170,604 COPT Defense Properties 4,270,218
494 Daiwa Office Investment Corp 871,127
427,360 Dexus 1,843,583
46,282 Gecina SA 4,272,346
3,049 KDX Realty Investment Corp 2,963,831
94,984 NSI NV 1,955,119
706 Orix JREIT Inc 699,629
87,113 Postal Realty Trust Inc, Class A 1,161,216
TOTAL OFFICE REITS 21,797,708
OTHER SPECIALIZED REITS - 1.9%
174,133 Four Corners Property Trust Inc 4,295,861
238,745 Gaming and Leisure Properties Inc 10,793,661
156,506 VICI Properties Inc 4,482,332
TOTAL OTHER SPECIALIZED REITS 19,571,854
REAL ESTATE OPERATING COMPANIES - 0.3%
2,900,122 Sirius Real Estate Ltd 3,429,132
TOTAL REAL ESTATE OPERATING COMPANIES 3,429,132
RETAIL REITS - 6.0%
20,120 Agree Realty Corp 1,246,233
813,633 Charter Hall Retail REIT 1,756,149
212,646 Choice Properties Real Estate Investment Trust 1,995,815
257,892 Crombie Real Estate Investment Trust 2,403,511
183,076 CT Real Estate Investment Trust 1,763,782
2,304,291 Fortune Real Estate Investment Trust 1,109,777
3,458,810 Frasers Centrepoint Trust 5,423,006
335,301 Kimco Realty Corp 6,524,957
325,851 Link REIT 1,265,398
50,705 NNN REIT Inc 2,160,033
389,050 Primaris Real Estate Investment Trust 3,773,761
209,195 Realty Income Corp 11,049,680
9,992 Regency Centers Corp 621,502
138,367 RioCan Real Estate Investment Trust 1,700,193
8,262 Saul Centers Inc 303,794
66,588 Simon Property Group Inc 10,108,058
3,195,570 Vicinity Ltd 3,929,223
1,728,381 Waypoint REIT Ltd 2,497,289
135,102 Wereldhave NV 1,912,104
TOTAL RETAIL REITS 61,544,265

Shares Description (a) Value
SELF-STORAGE REITS - 0.6%
78,113 CubeSmart $ 3,528,364
11,495 Extra Space Storage Inc 1,786,438
3,966 Public Storage 1,140,820
TOTAL SELF-STORAGE REITS 6,455,622
TELECOM TOWER REITS - 0.4%
45,310 Crown Castle Inc 4,426,787
TOTAL TELECOM TOWER REITS 4,426,787
TOTAL REAL ESTATE INVESTMENT TRUST COMMON STOCKS
(cost $223,916,808) 216,458,743
Shares   Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 13.1% X 134,927,973
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 8.3%
288,151 Agree Realty Corp 4.250% $ 5,082,984
86,840 American Homes 4 Rent 6.250% 2,029,451
158,959 American Homes 4 Rent 5.875% 3,557,502
111,206 Armada Hoffler Properties Inc 6.750% 2,379,808
196,949 Centerspace 6.625% 4,657,863
66,782 DiamondRock Hospitality Co 8.250% 1,682,907
139,710 Digital Realty Trust Inc 5.200% 3,003,765
107,952 Digital Realty Trust Inc 5.850% 2,625,393
115,301 Digital Realty Trust Inc 5.250% 2,496,267
153,547 Federal Realty Investment Trust 5.000% 3,235,235
27,491 Kimco Realty Corp 7.250% 1,500,184
136,777 Kimco Realty Corp 5.125% 2,797,090
173,142 Kimco Realty Corp 5.250% 3,629,056
4,704 Mid-America Apartment Communities Inc 8.500% 249,971
108,703 National Storage Affiliates Trust 6.000% 2,470,819
46,037 Pebblebrook Hotel Trust 6.375% 901,865
66,656 Pebblebrook Hotel Trust 5.700% 1,213,139
100,143 Pebblebrook Hotel Trust 6.300% 1,999,856
69,067 (c) Public Storage 3.950% 1,210,054
69,889 Public Storage 4.125% 1,299,935
64,398 Public Storage 4.700% 1,328,531
81,420 Public Storage 3.900% 1,408,566
61,956 Public Storage 5.050% 1,423,129
83,572 Public Storage 3.875% 1,434,931
44,497 Public Storage 5.150% 1,029,216
101,895 Public Storage 4.875% 2,215,197
24,710 Public Storage 5.600% 621,209
93,962 Public Storage 4.100% 1,704,471
89,664 Public Storage 4.625% 1,828,249
101,356 Public Storage 4.000% 1,846,706
114,145 Public Storage 4.000% 2,048,903
73,136 Public Storage 4.750% 1,552,677
117,110 Realty Income Corp 6.000% 2,823,522
56,683 Rexford Industrial Realty Inc 5.875% 1,231,155
183,080 Rexford Industrial Realty Inc 5.625% 3,844,680
21,577 RLJ Lodging Trust 1.950% 537,052
13,507 Saul Centers Inc 6.000% 272,841
145,280 SITE Centers Corp 6.375% 3,188,896
40,732 Summit Hotel Properties Inc 5.875% 815,047
74,470 Summit Hotel Properties Inc 6.250% 1,595,892
85,469 Sunstone Hotel Investors Inc 5.700% 1,719,636
61,920 Sunstone Hotel Investors Inc 6.125% 1,350,475
38,104 UMH Properties Inc 6.375% 876,011
18,198 Vornado Realty Trust 5.250% 272,242
65,551 Vornado Realty Trust 5.250% 979,988
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 85,972,366

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Shares   Description (a) Coupon Value
FINANCIAL SERVICES - 0.2%
50,262 Brookfield Finance Inc 4.625% $ 829,323
28,909 National Rural Utilities Cooperative Finance Corp 5.500% 706,247
TOTAL FINANCIAL SERVICES 1,535,570
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
71,029 Brookfield Property Partners LP 5.750% 842,404
50,559 Brookfield Property Partners LP 6.500% 717,938
20,831 Brookfield Property Partners LP 6.375% 273,927
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,834,269
UTILITIES - 4.4%
52,583 BIP Bermuda Holdings I Ltd 5.125% 943,339
81,264 Brookfield BRP Holdings Canada Inc 4.625% 1,258,779
26,883 Brookfield Infrastructure Finance ULC 5.000% 474,485
134,224 Brookfield Infrastructure Partners LP 5.125% 2,491,198
41,025 Brookfield Infrastructure Partners LP 5.000% 713,425
149,300 Brookfield Renewable Partners LP 5.250% 2,745,627
59,357 CMS Energy Corp 5.625% 1,429,910
69,730 CMS Energy Corp 5.875% 1,681,888
139,028 CMS Energy Corp 4.200% 2,627,629
91,733 CMS Energy Corp 5.875% 2,220,856
94,161 DTE Energy Co 5.250% 2,224,083
144,605 DTE Energy Co 4.375% 2,793,769
141,667 DTE Energy Co 4.375% 2,812,090
78,768 Duke Energy Corp 5.625% 1,982,591
90,053 (c) Duke Energy Corp 5.750% 2,251,325
90,672 Georgia Power Co 5.000% 2,284,934
44,931 SCE Trust VII 7.500% 1,175,844
38,460 SCE Trust VIII 6.950% 989,960
174,621 Sempra 5.750% 4,077,400
73,656 Southern Co/The 5.250% 1,721,341
146,814 Southern Co/The 4.950% 3,240,185
170,550 Southern Co/The 4.200% 3,445,110
TOTAL UTILITIES 45,585,768
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(cost $151,019,780) 134,927,973
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 12.5% X 129,117,809
CONSUMER SERVICES - 0.1%
$ 600 EUR Accor SA, Reg S 7.250% N/A (e) $ 696,867
TOTAL CONSUMER SERVICES 696,867
ENERGY - 4.9%
5,432 Enbridge Inc 6.000% 1/15/77 5,275,612
4,410 Enbridge Inc 5.500% 7/15/77 4,154,666
2,947 Enbridge Inc 6.250% 3/01/78 2,825,844
2,815 Enbridge Inc 5.750% 7/15/80 2,656,382
2,589 Enbridge Inc 7.625% 1/15/83 2,646,566
1,897 Enbridge Inc 8.500% 1/15/84 2,045,027
2,428 (f) Energy Transfer LP (TSFR3M reference rate + 3.279%
spread)
8.606% 11/01/66 2,383,309
1,230 Energy Transfer LP 6.500% N/A (e) 1,213,211
1,291 (c) Energy Transfer LP 7.125% 10/01/54 1,273,681
2,813 Energy Transfer LP 7.125% N/A (e) 2,786,389
975 Energy Transfer LP 8.000% 5/15/54 1,019,841
5,956 Enterprise Products Operating LLC 5.250% 8/16/77 5,695,825
4,205 Enterprise Products Operating LLC 5.375% 2/15/78 3,927,515

Principal
Amount (000) Description (a) Coupon Maturity Value
ENERGY (continued)
$ 1,609 CAD Inter Pipeline Ltd/AB 6.625% 11/19/79 $ 1,143,524
2,123 CAD Keyera Corp 5.950% 3/10/81 1,464,165
1,326 (f) Plains All American Pipeline LP (TSFR3M reference rate +
4.372% spread)
9.694% N/A (e) 1,320,177
2,450 Transcanada Trust 5.500% 9/15/79 2,248,436
3,775 Transcanada Trust 5.875% 8/15/76 3,694,614
2,345 Transcanada Trust 5.600% 3/07/82 2,125,893
625 Transcanada Trust 5.300% 3/15/77 586,091
TOTAL ENERGY 50,486,768
FINANCIAL SERVICES - 0.5%
1,860 National Rural Utilities Cooperative Finance Corp 7.125% 9/15/53 1,911,606
745 National Rural Utilities Cooperative Finance Corp 5.250% 4/20/46 723,915
2,626 Transcanada Trust 5.625% 5/20/75 2,582,769
TOTAL FINANCIAL SERVICES 5,218,290
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
1,463 (b) EUSHI Finance Inc 7.625% 12/15/54 1,468,628
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,468,628
TRANSPORTATION - 0.2%
1,950 BNSF Funding Trust I 6.613% 12/15/55 1,948,517
TOTAL TRANSPORTATION 1,948,517
UTILITIES - 6.7%
1,925 (b) AES Andes SA 8.150% 6/10/55 1,925,000
3,310 AES Corp/The 7.600% 1/15/55 3,350,923
1,285 CAD AltaGas Ltd 8.900% 11/10/83 1,007,965
2,015 CMS Energy Corp 3.750% 12/01/50 1,684,499
3,570 CMS Energy Corp 4.750% 6/01/50 3,269,202
1,775 ComEd Financing III 6.350% 3/15/33 1,754,504
3,270 Dominion Energy Inc 7.000% 6/01/54 3,402,317
3,230 Dominion Energy Inc 4.350% N/A (e) 3,030,752
2,755 Dominion Energy Inc 5.750% 10/01/54 2,747,247
4,683 Duke Energy Corp 4.875% N/A (e) 4,642,486
1,790 Edison International 5.375% N/A (e) 1,743,728
2,570 Edison International 5.000% N/A (e) 2,444,588
1,700 GBP Electricite de France SA, Reg S 5.875% N/A (e) 2,040,231
3,590 Emera Inc 6.750% 6/15/76 3,562,871
3,374 Entergy Corp 7.125% 12/01/54 3,344,096
1,700 NextEra Energy Capital Holdings Inc 3.800% 3/15/82 1,567,078
5,185 NextEra Energy Capital Holdings Inc 5.650% 5/01/79 4,948,759
1,157 NextEra Energy Capital Holdings Inc 6.750% 6/15/54 1,163,634
5,152 NiSource Inc 6.950% 11/30/54 5,175,689
1,607 PPL Capital Funding Inc 8.261% 3/30/67 1,594,303
2,600 Sempra 6.875% 10/01/54 2,584,004
3,320 Sempra 4.125% 4/01/52 3,055,896
4,242 Sempra 4.875% N/A (e) 4,160,620
2,590 Southern Co/The 4.000% 1/15/51 2,511,096
2,125 GBP SSE PLC, Reg S 3.740% N/A (e) 2,587,251
TOTAL UTILITIES 69,298,739
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(cost $130,010,234) 129,117,809

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Shares   Description (a) Coupon Value
X –
CONVERTIBLE PREFERRED SECURITIES - 1.8% X 18,523,875
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.0%
633,686 British Land Co PLC/The 0.000% $ 3,293,785
17,112 Equity Commonwealth 6.500% 426,260
17,536 LXP Industrial Trust 6.500% 795,609
134,625 Regency Centers Corp 6.250% 3,107,145
109,459 Regency Centers Corp 5.875% 2,380,733
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 10,003,532
UTILITIES - 0.8%
113,512 NextEra Energy Inc 6.926% 4,709,613
77,000 NextEra Energy Inc 7.299% 3,810,730
TOTAL UTILITIES 8,520,343
TOTAL CONVERTIBLE PREFERRED SECURITIES
(cost $18,851,292) 18,523,875
Shares Description (a) Value
X–
INVESTMENT COMPANIES - 0.5% X 5,205,567
527,026 Greencoat UK Wind PLC/Funds $ 879,402
504,067 JLEN Environmental Assets Group Ltd
Foresight Group Holdings
555,378
611,872 Renewables Infrastructure Group Ltd/The 737,466
1,524,320 Sdcl Energy Efficiency Income Trust PLC 1,288,892
1,237,236 Sequoia Economic Infrastructure Income
Fund Ltd
1,249,904
420,653 Starwood European Real Estate Finance Ltd 494,525
TOTAL INVESTMENT COMPANIES
(cost $6,384,080) 5,205,567
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
MORTGAGE-BACKED SECURITIES - 0.1% X 1,278,493
$ 200 (b) COMM 2014-UBS3 Mortgage Trust, 2014 UBS3 4.767% 6/10/47 $ 89,709
400 (b),(f) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M reference rate + 2.829% spread), 2019 MILE
8.158% 7/15/36 312,586
1,300 (b),(f) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M reference rate + 0.043% spread), 2019 MILE
9.658% 7/15/36 876,198
TOTAL MORTGAGE-BACKED SECURITIES
(cost $1,898,898) 1,278,493
Principal
Amount (000) Description (a)
Coupon
(g)
Reference
Rate (g) Spread (g) Maturity (h) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (g) X 141,087
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
$ 140 Wand NewCo 3, Inc., Term Loan
B , (WI/DD)
TBD TBD TBD TBD $ 141,087
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 141,087
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(cost $139,650) 141,087
TOTAL LONG-TERM INVESTMENTS
(cost $1,011,893,100) 1,010,120,754
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.6%
6,183,672 (i) State Street Navigator Securities Lending
Government Money Market Portfolio
5.330%(j) $ 6,183,672
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(cost $6,183,672) 6,183,672

Investments in Derivatives
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.1%
X –
REPURCHASE AGREEMENTS - 1.1% X 11,036,855
$ 10,225 (k) Fixed Income Clearing Corporation 5.270% 7/01/24 $ 10,225,000
812 (l) Fixed Income Clearing Corporation 1.600% 7/01/24 811,855
TOTAL REPURCHASE AGREEMENTS
(cost $11,036,855) 11,036,855
TOTAL SHORT-TERM INVESTMENTS
(cost $11,036,855) 11,036,855
TOTAL INVESTMENTS (cost $1,029,113,627 ) - 99.7% 1,027,341,281
OTHER ASSETS & LIABILITIES, NET -  0.3% 2,955,385
NET ASSETS - 100% $ 1,030,296,666
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note (53) 9/24 $ (5,755,946) $ (5,829,172) $ (73,226)
U.S. Treasury Ultra 10-Year Note (305) 9/24 (34,240,390) (34,627,031) (386,641)
U.S. Treasury Ultra Bond (70) 9/24 (8,610,918) (8,774,063) (163,145)
Total $(48,607,254) $(49,230,266) $(623,012)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $159,920,857 or 15.6% of Total Investments.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $5,915,119.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Perpetual security. Maturity date is not applicable.
(f) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(g) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the Secured Overnight
Financing Rate (“SOFR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(h) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(i) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(j) The rate shown is the one-day yield as of the end of the reporting period.
(k) Agreement with Fixed Income Clearing Corporation, 5.270% dated 6/28/24 to be repurchased at $10,229,490 on 7/1/24, collateralized by
Government Agency Securities, with coupon rate 4.000% and maturity date 1/31/31, valued at $10,429,637.
(l) Agreement with Fixed Income Clearing Corporation, 1.600% dated 6/28/24 to be repurchased at $811,963 on 7/1/24, collateralized by
Government Agency Securities, with coupon rate 0.750% and maturity date 8/31/26, valued at $828,103.
ADR American Depositary Receipt
CAD Canadian Dollar
EUR Euro
GBP Pound Sterling

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal denominated in U.S. Dollars, unless otherwise noted.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen Real Estate Securities Fund
Portfolio of Investments June 30, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 97.5%
X –
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 97 .5 % X 944,394,061
DATA CENTER REITS - 11.5%
302,762 Digital Realty Trust Inc $ 46,034,962
85,990 Equinix Inc 65,060,034
TOTAL DATA CENTER REITS 111,094,996
DIVERSIFIED REITS - 0.7%
143,550 Armada Hoffler Properties Inc 1,591,970
186,013 Essential Properties Realty Trust Inc 5,154,420
TOTAL DIVERSIFIED REITS 6,746,390
HEALTH CARE REITS - 13.8%
385,705 American Healthcare REIT Inc 5,635,150
164,185 CareTrust REIT Inc 4,121,044
1,703,297 Healthpeak Properties Inc 33,384,621
360,542 Omega Healthcare Investors Inc 12,348,564
562,717 Ventas Inc 28,844,873
467,797 Welltower Inc 48,767,837
TOTAL HEALTH CARE REITS 133,102,089
HOTEL & RESORT REITS - 2.6%
246,734 Apple Hospitality REIT Inc 3,587,512
424,163 Host Hotels & Resorts Inc 7,626,451
139,885 Ryman Hospitality Properties Inc 13,968,916
TOTAL HOTEL & RESORT REITS 25,182,879
INDUSTRIAL REITS - 14.7%
410,647 Americold Realty Trust Inc 10,487,924
107,879 EastGroup Properties Inc 18,350,218
306,063 First Industrial Realty Trust Inc 14,541,053
777,691 LXP Industrial Trust 7,092,542
692,758 Prologis Inc 77,803,652
288,268 Rexford Industrial Realty Inc 12,853,870
32,825 STAG Industrial Inc 1,183,670
TOTAL INDUSTRIAL REITS 142,312,929
MULTI-FAMILY RESIDENTIAL REITS - 8.9%
162,800 AvalonBay Communities Inc 33,681,692
283,568 Equity Residential 19,662,605
68,964 Essex Property Trust Inc 18,772,001
195,638 UDR Inc 8,050,503
371,616 Veris Residential Inc 5,574,240
TOTAL MULTI-FAMILY RESIDENTIAL REITS 85,741,041
OFFICE REITS - 4.2%
123,717 Alexandria Real Estate Equities Inc 14,471,177
130,232 Boston Properties Inc 8,017,082
329,962 COPT Defense Properties 8,258,949
347,294 Cousins Properties Inc 8,039,856
451,870 Hudson Pacific Properties Inc 2,173,495
TOTAL OFFICE REITS 40,960,559
OTHER SPECIALIZED REITS - 5.8%
502,636 Gaming and Leisure Properties Inc 22,724,174
71,684 Iron Mountain Inc 6,424,320
943,249 VICI Properties Inc 27,014,651
TOTAL OTHER SPECIALIZED REITS 56,163,145

Nuveen Real Estate Securities Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Shares Description (a) Value
RETAIL REITS - 15.2%
274,298 Acadia Realty Trust $ 4,915,420
309,692 Agree Realty Corp 19,182,323
128,988 Federal Realty Investment Trust 13,023,918
1,649,259 Kimco Realty Corp 32,094,580
138,444 NETSTREIT Corp 2,228,948
83,593 NNN REIT Inc 3,561,062
430,375 Realty Income Corp 22,732,408
303,700 Regency Centers Corp 18,890,140
119,053 Simon Property Group Inc 18,072,245
631,245 SITE Centers Corp 9,153,053
200,569 Urban Edge Properties 3,704,509
TOTAL RETAIL REITS 147,558,606
SELF-STORAGE REITS - 7.0%
179,744 CubeSmart 8,119,036
83,609 Extra Space Storage Inc 12,993,675
163,519 Public Storage 47,036,240
TOTAL SELF-STORAGE REITS 68,148,951
SINGLE-FAMILY RESIDENTIAL REITS - 6.7%
168,083 American Homes 4 Rent, Class A 6,245,964
260,224 Equity LifeStyle Properties Inc 16,948,389
902,513 Invitation Homes Inc 32,391,192
79,247 Sun Communities Inc 9,536,584
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 65,122,129
TELECOM TOWER REITS - 6.1%
199,287 American Tower Corp 38,737,407
23,835 Crown Castle Inc 2,328,680
91,974 SBA Communications Corp 18,054,496
TOTAL TELECOM TOWER REITS 59,120,583
TIMBER REITS - 0.3%
110,594 Weyerhaeuser Co 3,139,764
TOTAL TIMBER REITS 3,139,764
TOTAL REAL ESTATE INVESTMENT TRUST COMMON STOCKS
(cost $703,075,238) 944,394,061
TOTAL LONG-TERM INVESTMENTS
(cost $703,075,238) 944,394,061
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 2.2%
X –
REPURCHASE AGREEMENTS - 2 .2 % X 21,059,924
$ 20,425 (b) Fixed Income Clearing Corporation 5.270% 7/01/24 $ 20,425,000
635 (c) Fixed Income Clearing Corporation 1.600% 7/01/24 634,924
TOTAL REPURCHASE AGREEMENTS
(cost $21,059,924) 21,059,924
TOTAL SHORT-TERM INVESTMENTS
(cost $21,059,924) 21,059,924
TOTAL INVESTMENTS (cost $ 724,135,162 ) - 99 .7% 965,453,985
OTHER ASSETS & LIABILITIES, NET -  0.3% 2,437,931
NET ASSETS - 100% $ 967,891,916
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Agreement with Fixed Income Clearing Corporation, 5.270% dated 6/28/24 to be repurchased at $20,433,970 on 7/1/24, collateralized by
Government Agency Securities, with coupon rate 4.000% and maturity date 1/31/31, valued at $20,833,599.

(c) Agreement with Fixed Income Clearing Corporation, 1.600% dated 6/28/24 to be repurchased at $635,008 on 7/1/24, collateralized by
Government Agency Securities, with coupon rate 0.750% and maturity date 8/31/26, valued at $647,681.
REIT Real Estate Investment Trust
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

June 30, 2024 (Unaudited)
Global
Infrastructure
Global Real
Estate Securities
Real Asset
Income
Real Estate
Securities
ASSETS
Long-term investments, at value
†‡
$ 455,143,614 $ 40,475,847 $ 1,010,120,754 $ 944,394,061
Investments purchased with collateral from securities lending, at value (cost approximates value) – – 6,183,672 –
Short-term investments, at value
◊
7,095,416 950,000 11,036,855 21,059,924
Cash – 47,486 – –
Cash denominated in foreign currencies
^
117,588 14,545 1,843,218 –
Cash collateral at broker for investments in futures contracts
(1)
– – 1,284,003 –
Receivables:
Dividends 1,128,047 175,737 2,726,599 3,703,731
Interest 2,972 417 6,541,286 9,055
Investments sold 3,368,467 172,529 2,096,277 2,061,594
Reclaims 227,949 25,894 805,485 33,119
Reimbursement from Adviser 122,013 42,300 241,038 456,288
Shares sold 684,761 326 290,339 1,266,703
Variation margin on futures contracts – – 277,750 –
Other 78,823 32,907 96,682 182,018
Total assets 467,969,650 41,937,988 1,043,543,958 973,166,493
LIABILITIES
Cash overdraft 239,023 – 617,323 –
Payables:
Management fees 343,677 30,778 619,898 611,235
Collateral from securities lending – – 6,183,672 –
Dividends – 338,940 155,379 1,271,484
Capital gain taxes 107,121 – – –
Interest 387 30 885 759
Investments purchased - regular settlement 1,645,629 119,859 2,807,279 1,112,200
Investments purchased - when-issued/delayed-delivery settlement – – 139,650 –
Shares redeemed 156,753 9,275 1,952,498 1,620,501
Accrued expenses:
Custodian fees 184,068 77,169 248,747 81,243
Directors/Trustees fees 27,535 778 60,399 154,420
Professional fees 29,192 26,107 37,409 44,858
Shareholder reporting expenses 22,701 13,290 141,536 62,338
Shareholder servicing agent fees 95,039 984 214,129 290,510
12b-1 distribution and service fees 14,876 191 68,488 25,029
Other 6,205 — — —
Total liabilities 2,872,206 617,401 13,247,292 5,274,577
Net assets $ 465,097,444 $ 41,320,587 $ 1,030,296,666 $ 967,891,916
NET ASSETS CONSIST OF:
Paid-in capital $ 375,313,829 $ 43,690,203 $ 1,332,278,456 $ 738,728,674
Total distributable earnings (loss) 89,783,615 (2,369,616) (301,981,790) 229,163,242
Net assets $ 465,097,444 $ 41,320,587 $ 1,030,296,666 $ 967,891,916
†
Long-term investments, cost $ 363,395,842 $ 37,247,564 $ 1,011,893,100 $ 703,075,238
◊
Short-term investments, cost $ 7,095,416 $ 950,000 $ 11,036,855 $ 21,059,924
‡ Includes securities loaned of $ — $ — $ 5,915,119 $ —
^
Cash denominated in foreign currencies, cost $ 117,539 $ 14,550 $ 1,841,961 $ —
(1) Cash pledged to collateralize the net payment obligations for investments in derivatives.

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Global
Infrastructure
Global Real
Estate Securities
Real Asset
Income
Real Estate
Securities
CLASS A:
Net assets $ 43,799,429 $ 740,521 $ 135,626,224 $ 112,713,336
Shares outstanding 3,960,911 42,184 6,625,529 7,757,021
Net asset value ("NAV") per share $ 11.06 $ 17.55 $ 20.47 $ 14.53
Maximum sales charge 5.75% 5.75% 5.75% 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 11.73 $ 18.62 $ 21.72 $ 15.42
CLASS C:
Net assets $ 6,873,032 $ 44,769 $ 48,126,619 $ 2,611,626
Shares outstanding 634,860 2,552 2,349,609 188,076
NAV and offering price per share $ 10.83 $ 17.54 $ 20.48 $ 13.89
CLASS R6:
Net assets $ 70,940,421 $ 38,049,433 $ 184,513,256 $ 263,110,723
Shares outstanding 6,416,986 2,168,058 8,956,329 17,376,638
NAV and offering price per share $ 11.06 $ 17.55 $ 20.60 $ 15.14
CLASS I:
Net assets $ 343,484,562 $ 2,485,864 $ 662,030,567 $ 589,456,231
Shares outstanding 31,156,515 141,697 32,337,385 39,599,601
NAV and offering price per share $ 11.02 $ 17.54 $ 20.47 $ 14.89
Authorized shares - per class 2 billion Unlimited 2 billion 2 billion
Par value per share $ 0.0001 $ 0.01 $ 0.0001 $ 0.0001

Statement of Operations
See Notes to Financial Statements

Six Months Ended June 30, 2024 (Unaudited)
Global
Infrastructure
Global Real Estate
Securities Real Asset Income
Real Estate
Securities
INVESTMENT INCOME
Affiliated income $ 258,630 $ 26,491 $ 439,404 $ 790,580
Dividends 10,078,309 822,724 19,356,688 15,387,032
Interest 307,228 19,595 12,456,111 631,368
Securities lending income, net 51,961 — 185,406 —
Tax withheld (739,575) (54,620) (1,189,270) —
Total investment income 9,956,553 814,190 31,248,339 16,808,980
EXPENSES
– – – –
Management fees 2,088,375 186,956 3,838,997 3,959,666
12b-1 service fees - Class A 56,349 945 175,953 142,460
12b-1 distribution and service fees - Class C 36,607 232 269,784 15,187
Shareholder servicing agent fees - Class A 17,296 293 74,639 91,470
Shareholder servicing agent fees - Class C 2,810 18 28,659 2,446
Shareholder servicing agent fees - Class R6 2,323 1,002 10,786 11,712
Shareholder servicing agent fees - Class I 130,499 836 357,795 439,454
Interest expense 1,860 124 4,070 2,233
Directors/Trustees fees 8,193 742 18,193 16,315
Custodian expenses 157,361 46,999 136,505 38,937
Registration fees 36,335 34,100 43,750 39,088
Professional fees 94,367 44,725 103,455 88,795
Shareholder reporting expenses 50,166 15,837 279,679 141,668
Other 8,885 5,986 16,507 9,535
Total expenses before fee waiver/expense reimbursement 2,691,426 338,795 5,358,772 4,998,966
Fee waiver/expense reimbursement (342,889) (135,688) (225,402) (561,343)
Net expenses 2,348,537 203,107 5,133,370 4,437,623
Net investment income (loss) 7,608,016 611,083 26,114,969 12,371,357
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 4,412,335 142,778 (5,447,784) 14,434,323
Futures contracts — — 912,873 —
Foreign currency transactions (48,628) (6,783) (35,396) —
Net realized gain (loss) 4,363,707 135,995 (4,570,307) 14,434,323
Change in unrealized appreciation (depreciation) on:
Investments ** (6,931,204) (2,221,807) (13,188,882) (44,509,847)
Futures contracts — — 2,273,244 —
Foreign currency translations (5,244) (1,391) (41,220) —
Net change in unrealized appreciation (depreciation) (6,936,448) (2,223,198) (10,956,858) (44,509,847)
Net realized and unrealized gain (loss) (2,572,741) (2,087,203) (15,527,165) (30,075,524)
Net increase (decrease) in net assets from operations $ 5,035,275 $ (1,476,120) $ 10,587,804 $ (17,704,167)
**
Net of change in foreign capital gains tax
$ (59,538) $ — $ — $ —

Statement of Changes in Net Assets
June 30, 2024
See Notes to Financial Statements

Global Infrastructure Global Real Estate Securities
Unaudited
Six Months Ended
6/30/24
Year Ended
12/31/23
Unaudited
Six Months Ended
6/30/24
Year Ended
12/31/23
OPERATIONS
Net investment income (loss) $ 7,608,016 $ 11,132,821 $ 611,083 $ 1,169,386
Net realized gain (loss) 4,363,707 7,451,947 135,995 (1,699,511)
Net change in unrealized appreciation (depreciation) (6,936,448) 22,667,510 (2,223,198) 5,001,056
Net increase (decrease) in net assets from operations 5,035,275 41,252,278 (1,476,120) 4,470,931
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A — (1,020,446) (11,025) (17,378)
Class C — (111,173) (492) (1,095)
Class R6 — (1,749,108) (630,130) (1,218,539)
Class I — (8,217,071) (36,981) (67,730)
Return of Capital:
Class A — (48,641) — —
Class C — (9,598) — —
Class R6 — (73,976) — —
Class I — (365,813) — —
Total distributions — (11,595,826) (678,628) (1,304,742)
FUND SHARE TRANSACTIONS
Subscriptions 38,992,817 77,546,708 565,212 1,299,206
Reinvestments of distributions — 8,426,032 56,005 102,871
Redemptions (53,485,936) (147,094,878) (180,702) (1,029,507)
Net increase (decrease) from Fund share transactions (14,493,119) (61,122,138) 440,515 372,570
Net increase (decrease) in net assets (9,457,844) (31,465,686) (1,714,233) 3,538,759
Net assets at the beginning of period 474,555,288 506,020,974 43,034,820 39,496,061
Net assets at the end of period $ 465,097,444 $ 474,555,288 $ 41,320,587 $ 43,034,820

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

Real Asset Income Real Estate Securities
Unaudited
Six Months Ended
6/30/24
Year Ended
12/31/23
Unaudited
Six Months Ended
6/30/24
Year Ended
12/31/23
OPERATIONS
Net investment income (loss) $ 26,114,969 $ 55,551,530 $ 12,371,357 $ 26,757,383
Net realized gain (loss) (4,570,307) (48,015,985) 14,434,323 27,445,193
Net change in unrealized appreciation (depreciation) (10,956,858) 79,955,696 (44,509,847) 51,178,164
Net increase (decrease) in net assets from operations 10,587,804 87,491,241 (17,704,167) 105,380,740
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (3,423,692) (7,585,795) (1,601,350) (3,967,524)
Class C (1,107,007) (3,151,082) (29,555) (105,263)
Class R6 (4,692,337) (8,825,179) (4,252,118) (11,183,009)
Class I (17,208,201) (39,560,593) (8,771,390) (19,417,017)
Total distributions (26,431,237) (59,122,649) (14,654,413) (34,672,813)
FUND SHARE TRANSACTIONS
Subscriptions 92,194,591 182,856,316 183,549,004 228,196,157
Reinvestments of distributions 25,410,592 56,492,733 12,050,862 27,541,116
Redemptions (163,555,856) (381,185,908) (191,850,194) (380,983,554)
Net increase (decrease) from Fund share transactions (45,950,673) (141,836,859) 3,749,672 (125,246,281)
Net increase (decrease) in net assets (61,794,106) (113,468,267) (28,608,908) (54,538,354)
Net assets at the beginning of period 1,092,090,772 1,205,559,039 996,500,824 1,051,039,178
Net assets at the end of period $ 1,030,296,666 $ 1,092,090,772 $ 967,891,916 $ 996,500,824

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Global Infrastructure
Class
A
6/30/24(d)
$ 10.94 $ 0.16 $ (0.04) $ 0.12 $ — $ — $ — $ — $ 11.06
12/31/23
10.31 0.22 0.66 0.88 (0.24) — (0.01) (0.25) 10.94
12/31/22
11.69 0.13 (0.88) (0.75) (0.25) (0.38) — (0.63) 10.31
12/31/21
10.97 0.19 1.37 1.56 (0.20) (0.64) — (0.84) 11.69
12/31/20
11.45 0.13 (0.46) (0.33) (0.11) (0.04) — (0.15) 10.97
12/31/19
9.48 0.22 2.56 2.78 (0.20) (0.61) — (0.81) 11.45
Class
C
6/30/24(d)
10.75 0.12 (0.04) 0.08 — — — — 10.83
12/31/23
10.13 0.13 0.65 0.78 (0.15) — (0.01) (0.16) 10.75
12/31/22
11.50 0.04 (0.87) (0.83) (0.16) (0.38) — (0.54) 10.13
12/31/21
10.87 0.10 1.35 1.45 (0.18) (0.64) — (0.82) 11.50
12/31/20
11.35 0.05 (0.46) (0.41) (0.03) (0.04) — (0.07) 10.87
12/31/19
9.41 0.14 2.52 2.66 (0.11) (0.61) — (0.72) 11.35
Class
R6
6/30/24(d)
10.92 0.18 (0.04) 0.14 — — — — 11.06
12/31/23
10.29 0.25 0.66 0.91 (0.27) — (0.01) (0.28) 10.92
12/31/22
11.68 0.16 (0.89) (0.73) (0.28) (0.38) — (0.66) 10.29
12/31/21
10.96 0.23 1.37 1.60 (0.24) (0.64) — (0.88) 11.68
12/31/20
11.42 0.16 (0.44) (0.28) (0.14) (0.04) — (0.18) 10.96
12/31/19
9.47 0.26 2.54 2.80 (0.24) (0.61) — (0.85) 11.42
Class
I
6/30/24(d)
10.90 0.18 (0.06) 0.12 — — — — 11.02
12/31/23
10.26 0.24 0.67 0.91 (0.26) — (0.01) (0.27) 10.90
12/31/22
11.65 0.16 (0.90) (0.74) (0.27) (0.38) — (0.65) 10.26
12/31/21
10.93 0.22 1.37 1.59 (0.23) (0.64) — (0.87) 11.65
12/31/20
11.40 0.15 (0.44) (0.29) (0.14) (0.04) — (0.18) 10.93
12/31/19
9.44 0.25 2.54 2.79 (0.22) (0.61) — (0.83) 11.40
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
1 .10% $ 43,799 1 .38% (e) 1 .24% (e) 3 .03% (e) 38%
8 .51 47,992 1 .31 1 .22 2 .05 90
( 6 .28 ) 47,824 1 .34 1 .22 1 .18 121
14 .44 52,495 1 .32 1 .21 1 .66 128
( 2 .76 ) 44,235 1 .35 1 .22 1 .24 181
29 .27 57,379 1 .36 1 .22 1 .99 144
0 .74 6,873 2 .13 (e) 1 .99 (e) 2 .26 (e) 38
7 .74 7,998 2 .06 1 .97 1 .29 90
( 7 .04 ) 10,463 2 .09 1 .97 0 .40 121
13 .58 14,905 2 .07 1 .96 0 .89 128
( 3 .56 ) 18,465 2 .10 1 .97 0 .49 181
28 .37 24,640 2 .11 1 .97 1 .26 144
1 .28 70,940 1 .06 (e) 0 .92 (e) 3 .40 (e) 38
8 .87 71,444 0 .99 0 .90 2 .37 90
( 6 .06 ) 76,161 1 .02 0 .90 1 .45 121
14 .84 133,575 0 .99 0 .88 2 .00 128
( 2 .39 ) 107,342 1 .01 0 .88 1 .57 181
29 .70 60,187 1 .03 0 .89 2 .26 144
1 .19 343,485 1 .13 (e) 0 .99 (e) 3 .32 (e) 38
8 .90 347,121 1 .06 0 .97 2 .30 90
( 6 .15 ) 371,573 1 .09 0 .97 1 .40 121
14 .78 471,885 1 .07 0 .96 1 .89 128
( 2 .55 ) 439,399 1 .10 0 .97 1 .50 181
29 .69 477,180 1 .11 0 .97 2 .24 144

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Global Real Estate Securities
Class
A
6/30/24(d)
$ 18.48 $ 0.23 $ (0.90) $ (0.67) $ (0.26) $ — $ — $ (0.26) $ 17.55
12/31/23
17.10 0.46 1.42 1.88 (0.50) — — (0.50) 18.48
12/31/22
24.08 0.37 (6.42) (6.05) (0.47) (0.32) (0.14) (0.93) 17.10
12/31/21
21.25 0.54 5.32 5.86 (1.08) (1.95) — (3.03) 24.08
12/31/20
22.22 0.30 (0.64) (0.34) (0.45) (0.18) — (0.63) 21.25
12/31/19
19.07 0.36 4.84 5.20 (1.33) (0.72) — (2.05) 22.22
Class
C
6/30/24(d)
18.47 0.16 (0.90) (0.74) (0.19) — — (0.19) 17.54
12/31/23
17.09 0.32 1.43 1.75 (0.37) — — (0.37) 18.47
12/31/22
24.06 0.21 (6.40) (6.19) (0.32) (0.32) (0.14) (0.78) 17.09
12/31/21
21.25 0.35 5.31 5.66 (0.90) (1.95) — (2.85) 24.06
12/31/20
22.21 0.14 (0.62) (0.48) (0.30) (0.18) — (0.48) 21.25
12/31/19
19.06 0.19 4.84 5.03 (1.16) (0.72) — (1.88) 22.21
Class
R6
6/30/24(d)
18.48 0.26 (0.90) (0.64) (0.29) — — (0.29) 17.55
12/31/23
17.10 0.50 1.44 1.94 (0.56) — — (0.56) 18.48
12/31/22
24.09 0.37 (6.36) (5.99) (0.54) (0.32) (0.14) (1.00) 17.10
12/31/21
21.27 0.56 5.38 5.94 (1.17) (1.95) — (3.12) 24.09
12/31/20
22.23 0.37 (0.63) (0.26) (0.52) (0.18) — (0.70) 21.27
12/31/19
19.07 0.43 4.85 5.28 (1.40) (0.72) — (2.12) 22.23
Class
I
6/30/24(d)
18.47 0.26 (0.91) (0.65) (0.28) — — (0.28) 17.54
12/31/23
17.09 0.49 1.43 1.92 (0.54) — — (0.54) 18.47
12/31/22
24.07 0.39 (6.39) (6.00) (0.52) (0.32) (0.14) (0.98) 17.09
12/31/21
21.25 0.59 5.32 5.91 (1.14) (1.95) — (3.09) 24.07
12/31/20
22.22 0.34 (0.63) (0.29) (0.50) (0.18) — (0.68) 21.25
12/31/19
19.07 0.47 4.79 5.26 (1.39) (0.72) — (2.11) 22.22
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
( 3 .64 ) % $ 741 1 .96% (e) 1 .30% (e) 2 .64% (e) 34%
11 .22 792 1 .83 1 .30 2 .67 81
( 25 .09 ) 482 2 .14 1 .30 1 .90 102
28 .21 254 1 .89 1 .29 2 .19 130
( 1 .32 ) 37 2 .45 1 .30 1 .48 159
27 .55 35 3 .21 1 .30 1 .60 198
( 4 .00 ) 45 2 .71 (e) 2 .05 (e) 1 .81 (e) 34
10 .40 55 2 .58 2 .05 1 .85 81
( 25 .66 ) 47 2 .89 2 .05 1 .07 102
27 .16 53 2 .64 2 .04 1 .44 130
( 2 .04 ) 27 3 .20 2 .05 0 .71 159
26 .56 33 3 .96 2 .05 0 .86 198
( 3 .48 ) 38,049 1 .64 (e) 0 .98 (e) 2 .98 (e) 34
11 .61 39,977 1 .49 0 .96 2 .91 81
( 24 .84 ) 37,200 1 .79 0 .95 1 .86 102
28 .57 73,585 1 .54 0 .94 2 .33 130
( 0 .95 ) 58,480 2 .15 1 .00 1 .87 159
27 .91 27,709 2 .88 0 .97 1 .93 198
( 3 .53 ) 2,486 1 .71 (e) 1 .05 (e) 2 .98 (e) 34
11 .50 2,212 1 .58 1 .05 2 .86 81
( 24 .90 ) 1,767 1 .89 1 .05 1 .94 102
28 .48 2,091 1 .64 1 .04 2 .45 130
( 1 .02 ) 188 2 .20 1 .05 1 .71 159
27 .80 190 2 .96 1 .05 2 .06 198

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Real Asset Income
Class
A
6/30/24(d)
$ 20.77 $ 0.49 $ (0.30) $ 0.19 $ (0.49) $ — $ — $ (0.49) $ 20.47
12/31/23
20.18 0.93 0.66 1.59 (1.00) — — (1.00) 20.77
12/31/22
24.07 0.91 (3.75) (2.84) (0.91) — (0.14) (1.05) 20.18
12/31/21
22.75 1.05 1.54 2.59 (1.27) — — (1.27) 24.07
12/31/20
24.76 0.90 (1.91) (1.01) (1.00) — — (1.00) 22.75
12/31/19
21.46 0.99 3.73 4.72 (1.38) — (0.04) (1.42) 24.76
Class
C
6/30/24(d)
20.79 0.41 (0.30) 0.11 (0.42) — — (0.42) 20.48
12/31/23
20.19 0.77 0.67 1.44 (0.84) — — (0.84) 20.79
12/31/22
24.07 0.74 (3.74) (3.00) (0.74) — (0.14) (0.88) 20.19
12/31/21
22.76 0.86 1.55 2.41 (1.10) — — (1.10) 24.07
12/31/20
24.77 0.73 (1.90) (1.17) (0.84) — — (0.84) 22.76
12/31/19
21.47 0.81 3.74 4.55 (1.21) — (0.04) (1.25) 24.77
Class
R6
6/30/24(d)
20.91 0.53 (0.31) 0.22 (0.53) — — (0.53) 20.60
12/31/23
20.30 1.01 0.67 1.68 (1.07) — — (1.07) 20.91
12/31/22
24.21 0.98 (3.77) (2.79) (0.98) — (0.14) (1.12) 20.30
12/31/21
22.87 1.13 1.56 2.69 (1.35) — — (1.35) 24.21
12/31/20
24.89 1.00 (1.95) (0.95) (1.07) — — (1.07) 22.87
12/31/19
21.56 1.10 3.73 4.83 (1.46) — (0.04) (1.50) 24.89
Class
I
6/30/24(d)
20.77 0.51 (0.29) 0.22 (0.52) — — (0.52) 20.47
12/31/23
20.18 0.98 0.65 1.63 (1.04) — — (1.04) 20.77
12/31/22
24.07 0.97 (3.76) (2.79) (0.96) — (0.14) (1.10) 20.18
12/31/21
22.75 1.10 1.55 2.65 (1.33) — — (1.33) 24.07
12/31/20
24.76 0.94 (1.90) (0.96) (1.05) — — (1.05) 22.75
12/31/19
21.46 1.05 3.73 4.78 (1.44) — (0.04) (1.48) 24.76
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
1.02% $ 135,626 1.20% (e) 1.16% (e) 4.79% (e) 37%
8.13 148,967 1.18 1.16 4.64 60
(12.00) 154,979 1.17 1.16 4.18 73
11.60 192,591 1.14 1.14 4.42 73
(3.71) 173,139 1.16 1.16 4.17 104
22.39 220,665 1.14 1.14 4.16 85
0.64 48,127 1.95 (e) 1.91 (e) 3.98 (e) 37
7.36 61,250 1.93 1.91 3.83 60
(12.64) 91,024 1.92 1.91 3.40 73
10.75 134,834 1.89 1.89 3.62 73
(4.43) 156,391 1.91 1.91 3.41 104
21.50 217,976 1.89 1.89 3.41 85
1.15 184,513 0.85 (e) 0.81 (e) 5.17 (e) 37
8.56 181,053 0.83 0.81 5.01 60
(11.72) 161,185 0.82 0.81 4.45 73
11.99 252,907 0.80 0.80 4.75 73
(3.40) 223,948 0.82 0.81 4.63 104
22.82 80,903 0.80 0.80 4.59 85
1.18 662,031 0.95 (e) 0.91 (e) 5.04 (e) 37
8.38 700,821 0.93 0.91 4.87 60
(11.77) 798,370 0.92 0.91 4.43 73
11.88 976,385 0.89 0.89 4.64 73
(3.47) 1,055,383 0.91 0.91 4.37 104
22.69 1,725,703 0.89 0.89 4.42 85

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Real Estate Securities
Class
A
6/30/24(d)
$ 15.02 $ 0.17 $ (0.45) $ (0.28) $ (0.21) $ — $ (0.21) $ 14.53
12/31/23
13.95 0.34 1.19 1.53 (0.35) (0.11) (0.46) 15.02
12/31/22
22.36 0.25 (5.82) (5.57) (0.74) (2.10) (2.84) 13.95
12/31/21
18.40 0.23 7.12 7.35 (0.33) (3.06) (3.39) 22.36
12/31/20
20.22 0.21 (1.54) (1.33) (0.14) (0.35) (0.49) 18.40
12/31/19
18.03 0.33 4.16 4.49 (0.33) (1.97) (2.30) 20.22
Class
C
6/30/24(d)
14.36 0.10 (0.42) (0.32) (0.15) — (0.15) 13.89
12/31/23
13.33 0.20 1.17 1.37 (0.23) (0.11) (0.34) 14.36
12/31/22
21.51 0.09 (5.58) (5.49) (0.59) (2.10) (2.69) 13.33
12/31/21
17.80 0.03 6.90 6.93 (0.16) (3.06) (3.22) 21.51
12/31/20
19.55 0.06 (1.46) (1.40) — (0.35) (0.35) 17.80
12/31/19
17.49 0.16 4.03 4.19 (0.16) (1.97) (2.13) 19.55
Class
R6
6/30/24(d)
15.65 0.20 (0.47) (0.27) (0.24) — (0.24) 15.14
12/31/23
14.53 0.41 1.24 1.65 (0.42) (0.11) (0.53) 15.65
12/31/22
23.15 0.33 (6.03) (5.70) (0.82) (2.10) (2.92) 14.53
12/31/21
18.98 0.32 7.34 7.66 (0.43) (3.06) (3.49) 23.15
12/31/20
20.85 0.30 (1.59) (1.29) (0.23) (0.35) (0.58) 18.98
12/31/19
18.54 0.44 4.27 4.71 (0.43) (1.97) (2.40) 20.85
Class
I
6/30/24(d)
15.39 0.20 (0.47) (0.27) (0.23) — (0.23) 14.89
12/31/23
14.29 0.38 1.23 1.61 (0.40) (0.11) (0.51) 15.39
12/31/22
22.83 0.28 (5.93) (5.65) (0.79) (2.10) (2.89) 14.29
12/31/21
18.74 0.27 7.27 7.54 (0.39) (3.06) (3.45) 22.83
12/31/20
20.59 0.27 (1.58) (1.31) (0.19) (0.35) (0.54) 18.74
12/31/19
18.34 0.39 4.22 4.61 (0.39) (1.97) (2.36) 20.59
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Unaudited.
(e)
Annualized.
(f)
Fund did not have waiver/reimbursement for periods prior to fiscal year ended December 31, 2021.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
(1.89) % $ 112,713 1.33% (e) 1.21% (e) 2.33% (e) 32%
11.22 124,579 1.31 1.22 2.39 72
(24.87) 131,155 1.30 1.22 1.34 78
40.98 207,384 1.28 1.24 1.05 101
(6.37) 176,739 1.30 1.30 (f) 1.20 (f) 135
25 .24 249,172 1.30 1.30 (f) 1.56 (f) 109
(2.26) 2,612 2.08 (e) 1.96 (e) 1.44 (e) 32
10.46 3,713 2.06 1.97 1.47 72
(25.45) 6,377 2.05 1.97 0.56 78
39.85 12,195 2.03 2.00 0.16 101
(7.03) 14,874 2.05 2.05 (f) 0.32 (f) 135
24.28 37,352 2.06 2.06 (f) 0.79 (f) 109
(1.71) 263,111 0.92 (e) 0.80 (e) 2.68 (e) 32
11.66 322,442 0.93 0.84 2 .80 72
(24.59) 313,047 0.93 0.85 1.70 78
41.48 556,126 0.89 0.85 1.46 101
(5.95) 437,016 0.90 0.90 (f) 1.66 (f) 135
25.74 479,973 0.88 0.88 (f) 2.03 (f) 109
(1.76) 589,456 1.08 (e) 0.96 (e) 2.68 (e) 32
11.51 545,767 1.06 0.97 2.62 72
(24.70) 600,459 1.05 0.97 1.48 78
41.32 1,476,888 1.03 0.99 1.23 101
(6.12) 1,604,544 1.05 1.05 (f) 1.46 (f) 135
25.56 2,148,012 1.06 1.06 (f) 1.80 (f) 109

Notes to Financial Statements
(Unaudited)

1. General Information
Trust and Fund Information:
Nuveen Investment Funds, Inc. and Nuveen Investment Trust V (each a “Trust” and collectively, the “Trusts”), are open-
end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) as amended. Nuveen Investment
Funds, Inc. is comprised of Nuveen Global Infrastructure Fund (“Global Infrastructure”), Nuveen Real Asset Income Fund (“Real Asset Income”) and
Nuveen Real Estate Securities Fund (“Real Estate Securities”), among others, and Nuveen Investment Trust V is comprised of Nuveen Global Real
Estate Securities Fund (“Global Real Estate Securities”), among others, (each a “Fund” and collectively, the “Funds”). Nuveen Investment Funds, Inc.
was incorporated in the State of Maryland on August 20, 1987 and Nuveen Investment Trust V was organized as a Massachusetts business trust on
September 27, 2006.
Current Fiscal Period:
The end of the reporting period for the Funds is June 30, 2024, and the period covered by these Notes to Financial
Statements is the six months ended June 30, 2024 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1%
if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and
Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
Neither Trust pays compensation directly to those of its officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Funds’ Board of Directors/Trustees (the ’’Board’’) has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
The tax character of Fund distributions for a fiscal year is dependent upon the amount and tax character of distributions received from securities held in the Funds’ portfolios. Distributions received from certain securities in which the Funds invest, most notably real estate investment trust (“REIT”)
securities, may be characterized for tax purposes as ordinary income, long-term capital gain and/or a return of capital. The issuer of a security reports the tax character of its distributions only once per year, generally during the first two months of the calendar year for the previous year. The distribution is included in the Funds’ ordinary income until such time the Fund is notified by the issuer of the actual tax character. For the current fiscal period, dividend income, net realized gain (loss) and unrealized appreciation (depreciation) recognized on the Statement of Operations reflect the amounts of ordinary income, capital gain, and/or return of capital as reported by the issuers of such securities as of the prior calendar year end.
Foreign Currency Transactions and Translation:
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.

Notes to Financial Statements
(Unaudited) (continued)
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period, the following Funds' investments in non-U.S. securities were as follows:
Foreign Taxes:
The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:
Under each Trust’s organizational documents, its officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Global Infrastructure Value
% of
Net Assets
Country:
Canada $ 33,331,951 7.2%
Spain 31,772,391 6.8
France 25,613,983 5.5
Australia 24,538,958 5.3
Italy 18,352,694 4.0
Japan 15,883,436 3.4
United Kingdom 15,329,764 3.3
New Zealand 12,587,442 2.7
Mexico 11,227,966 2.4
Other 31,731,981 6.8
Total non-U.S. Securities $220,370,566 47.4%
Global Real Estate Securities Value
% of
Net Assets
Country:
Japan $ 3,766,876 9.1%
Australia 1,854,410 4.5
Canada 1,778,781 4.3
United Kingdom 1,602,184 3.9
Germany 1,127,105 2.7
Singapore 963,020 2.3
Hong Kong 916,951 2.2
Belgium 816,285 2.0
France 478,922 1.2
Other 1,501,238 3.7
Total non-U.S. Securities $14,805,772 35.9%
Real Asset Income Value
% of
Net Assets
Country:
Canada $ 126,043,275 12.2%
United Kingdom 38,975,951 3.8
Australia 32,864,044 3.2
Singapore 22,747,829 2.2
Italy 22,075,797 2.1
France 16,159,517 1.6
Hong Kong 16,009,514 1.6
Japan 12,673,966 1.2
Spain 12,587,573 1.2
Other 40,545,215 4.0
Total non-U.S. Securities $340,682,681 33.1%

Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest, paydown gains and losses and fee income, if any.
PIK interest represents income received in the form of securities in lieu of cash. Fee income consists primarily of amendment fees, when applicable.
Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations:
Income and expenses of Global Infrastructure, Global Real Estate Securities and Real Estate Securities that are not directly attributable to a specific class of shares are prorated among the classes of each Fund based on the relative net assets of each class.
Income and expenses of Real Asset Income that are not directly attributable to a specific class of shares are prorated among the classes based on the relative settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets for Global Infrastructure,
Global Real Estate Securities and Real Estate Securities and relative settled shares for Real Asset Income.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers,

Notes to Financial Statements
(Unaudited) (continued)
evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
Global Infrastructure
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 255,526,592 $ 175,956,088 $ – $ 431,482,680
Real Estate Investment Trust Common Stocks 21,318,667 746,229 – 22,064,896
Investment Companies – 1,596,038 – 1,596,038
Short-Term Investments:
Repurchase Agreements – 7,095,416 – 7,095,416
Total $ 276,845,259 $ 185,393,771 $ – $ 462,239,030
Global Real Estate Securities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks $ 27,418,424 $ 8,258,417 $ 165 $ 35,677,006
Common Stocks 334,482 4,464,359 – 4,798,841
Short-Term Investments:
Repurchase Agreements – 950,000 – 950,000
Total $ 27,752,906 $ 13,672,776 $ 165 $ 41,425,847
Real Asset Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 267,106,838 $ – $ 267,106,838
Common Stocks 159,025,733 78,334,636 – 237,360,369
Real Estate Investment Trust Common Stocks 139,585,769 76,867,955 5,019 216,458,743
$25 Par (or similar) Retail Preferred 134,927,973 – – 134,927,973
$1,000 Par (or similar) Institutional Preferred – 129,117,809 – 129,117,809
Convertible Preferred Securities 15,230,090 3,293,785 – 18,523,875
Investment Companies – 5,205,567 – 5,205,567
Mortgage-Backed Securities – 1,278,493 – 1,278,493
Variable Rate Senior Loan Interests – 141,087 – 141,087
Investments Purchased with Collateral from Securities
Lending 6,183,672 – – 6,183,672
Short-Term Investments:
Repurchase Agreements – 11,036,855 – 11,036,855
Investments in Derivatives:
Futures Contracts* (623,012) – – (623,012)
Total $ 454,330,225 $ 572,383,025 $ 5,019 $ 1,026,718,269

4. Portfolio Securities
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Securities Lending:
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
Real Estate Securities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks $ 944,394,061 $ – $ – $ 944,394,061
Short-Term Investments:
Repurchase Agreements – 21,059,924 – 21,059,924
Total $ 944,394,061 $ 21,059,924 $ – $ 965,453,985
* Represents net unrealized appreciation (depreciation) as reported in Fund's Portfolio of Investments.
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Global Infrastructure Fixed Income Clearing Corporation $ 7,095,416 $(7,237,371)
Global Real Estate Securities Fixed Income Clearing Corporation 950,000 (969,028)
Real Asset Income Fixed Income Clearing Corporation 11,036,855 (11,257,740)
Real Estate Securities Fixed Income Clearing Corporation 21,059,924 (21,481,280)
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
Real Asset Income Corporate Bonds $4,576,390 $4,815,830
$1,000 Par (or similar) Institutional
Preferred 1,251,977 1,278,518
$25 Par (or similar) Retail Preferred 86,752 89,325
$5,915,119 $6,183,672

Notes to Financial Statements
(Unaudited) (continued)
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Futures Contracts:
During the current fiscal period, Real Asset Income used interest rate futures to partially hedge the portfolio against movements in interest rates.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-
to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of
Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
As of the end of the reporting period, the following Funds have invested in derivative contracts which are reflected in the Statement of Assets and
Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Fund's Statement of Operations was as follows:
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
Global Infrastructure
$ 174,456,390 $ 178,097,892
Global Real Estate Securities
14,296,927 13,829,131
Real Asset Income
380,504,288 410,157,854
Real Estate Securities
297,883,058 297,143,430
Fund
Average Notional Amount of Futures
Contracts Outstanding
*
Real Asset Income $ 54,391,523
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Real Asset Income
Futures Contracts Interest rate - $ – Unrealized depreciation on futures contracts
*
$ (623,012)
1 1 1 1 1 1 1 1
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying
Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contacts.

Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Real Asset Income
Futures contracts Interest rate $ 912,873 $ 2,273,244
Six Months Ended
6/30/24
Year Ended
12/31/23
Global Infrastructure Shares Amount Shares Amount
Subscriptions:
Class A 148,767 $1,617,218 525,565 $5,609,243
Class A - automatic conversion of Class C — — 4 41
Class C 58,793 619,811 97,360 1,021,699
Class R6 183,017 1,965,284 514,643 5,478,017
Class I 3,231,535 34,790,504 6,224,520 65,437,708
Total subscriptions 3,622,112 38,992,817 7,362,092 77,546,708
Reinvestments of distributions:
Class A — — 94,312 1,032,722
Class C — — 10,115 108,932
Class R6 — — 110,032 1,202,653
Class I — — 557,446 6,081,725
Total reinvestments of distributions — — 771,905 8,426,032
Redemptions:
Class A (573,356) (6,225,251) (874,642) (9,283,915)
Class C (167,687) (1,791,458) (396,389) (4,109,033)
Class C - automatic conversion to Class A — — (4) (41)
Class R6 (306,607) (3,334,266) (1,486,972) (15,874,734)
Class I (3,930,860) (42,134,961) (11,138,297) (117,827,155)
Total redemptions (4,978,510) (53,485,936) (13,896,304) (147,094,878)
Net increase (decrease) (1,356,398) $(14,493,119) (5,762,307) $(61,122,138)

Notes to Financial Statements
(Unaudited) (continued)
Six Months Ended
6/30/24
Year Ended
12/31/23
Global Real Estate Securities Shares Amount Shares Amount
Subscriptions:
Class A 149 $2,634 30,853 $549,812
Class C — — 191 3,500
Class R6 5,658 100,778 4,872 83,930
Class I 26,379 461,800 38,114 661,964
Total subscriptions 32,186 565,212 74,030 1,299,206
Reinvestments of distributions:
Class A 600 10,700 961 16,753
Class C 14 251 36 631
Class R6 473 8,425 1,073 18,529
Class I 2,059 36,629 3,866 66,958
Total reinvestments of distributions 3,146 56,005 5,936 102,871
Redemptions:
Class A (1,401) (24,891) (17,184) (295,925)
Class C (423) (7,499) (24) (410)
Class R6 (1,864) (33,419) (18,109) (305,652)
Class I (6,506) (114,893) (25,612) (427,520)
Total redemptions (10,194) (180,702) (60,929) (1,029,507)
Net increase (decrease) 25,138 $440,515 19,037 $372,570
Six Months Ended
6/30/24
Year Ended
12/31/23
Real Asset Income Shares Amount Shares Amount
Subscriptions:
Class A 466,139 $9,538,009 1,334,670 $27,019,808
Class A - automatic conversion of Class C — — 630 12,516
Class C 29,426 602,208 98,405 1,994,989
Class R6 158,056 3,247,141 456,343 9,300,298
Class I 3,857,504 78,807,233 7,149,066 144,528,705
Total subscriptions 4,511,125 92,194,591 9,039,114 182,856,316
Reinvestments of distributions:
Class A 158,059 3,228,793 355,828 7,171,711
Class C 52,234 1,067,551 148,955 3,009,909
Class R6 228,241 4,692,303 435,569 8,825,178
Class I 803,815 16,421,945 1,859,841 37,485,935
Total reinvestments of distributions 1,242,349 25,410,592 2,800,193 56,492,733
Redemptions:
Class A (1,169,773) (23,904,850) (2,199,486) (44,159,148)
Class C (678,814) (13,895,314) (1,808,288) (36,319,531)
Class C - automatic conversion to Class A — — (630) (12,516)
Class R6 (90,144) (1,856,365) (170,081) (3,448,937)
Class I (6,058,730) (123,899,327) (14,836,509) (297,245,776)
Total redemptions (7,997,461) (163,555,856) (19,014,994) (381,185,908)
Net increase (decrease) (2,243,987) $(45,950,673) (7,175,687) $(141,836,859)

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Six Months Ended
6/30/24
Year Ended
12/31/23
Real Estate Securities Shares Amount Shares Amount
Subscriptions:
Class A 647,213 $9,340,143 1,419,889 $20,403,679
Class A - automatic conversion of Class C — — 4,440 63,976
Class C 1,680 23,177 15,724 221,288
Class R6 2,027,114 30,191,209 3,760,951 54,709,743
Class I 9,769,709 143,994,475 10,542,229 152,797,471
Total subscriptions 12,445,716 183,549,004 15,743,233 228,196,157
Reinvestments of distributions:
Class A 89,963 1,312,223 238,711 3,380,701
Class C 1,799 25,081 6,869 92,843
Class R6 257,950 3,919,808 660,001 9,740,746
Class I 454,625 6,793,750 987,406 14,326,826
Total reinvestments of distributions 804,337 12,050,862 1,892,987 27,541,116
Redemptions:
Class A (1,271,696) (18,295,821) (2,774,390) (39,514,456)
Class C (74,008) (1,017,558) (237,620) (3,230,087)
Class C - automatic conversion to Class A — — (4,648) (63,976)
Class R6 (5,511,089) (82,917,855) (5,368,488) (79,243,474)
Class I (6,079,544) (89,618,960) (18,095,173) (258,931,561)
Total redemptions (12,936,337) (191,850,194) (26,480,319) (380,983,554)
Net increase (decrease) 313,716 $3,749,672 (8,844,099) $(125,246,281)
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Global Infrastructure
$ 381,776,325 $ 97,921,043 $ (17,451,248) $ 80,469,795
Global Real Estate Securities
39,774,686 5,104,671 (3,453,510) 1,651,161
Real Asset Income
1,046,197,681 51,737,196 (71,216,608) (19,479,412)
Real Estate Securities
753,495,358 254,406,951 (42,448,324) 211,958,627
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Global Infrastructure
$ — $ — $ 87,295,844 $ (2,499,897) $ — $ (47,608) $ 84,748,339
Global Real Estate Securities
115,670 — 3,873,171 (4,203,708) — — (214,867)
Real Asset Income
897,716 — (6,267,772) (280,675,483) — (92,818) (286,138,357)
Real Estate Securities
— 5,005,442 256,854,025 — — (337,646) 261,521,821

Notes to Financial Statements
(Unaudited) (continued)
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedules:
* For the period January 1, 2024 through April 30, 2024.
Effective May 1, 2024, the annual fund-level fee, payable monthly, for Real Estate Securities is calculated according the following schedule:
Fund
Short-Term Long-Term Total
Global Infrastructure
$ 2,499,897 $ — $ 2,499,897
Global Real Estate Securities
1,838,788 2,364,920 4,203,708
Real Asset Income
168,153,759 112,521,724 280,675,483
Real Estate Securities
— — —
Average Daily Net Assets
Global
Infrastructure
Global Real Estate
Securities
Real Estate
Securities*
For the first $125 million 0.7500% 0.7500% 0.7000%
For the next $125 million 0.7375 0.7375 0.6875
For the next $250 million 0.7250 0.7250 0.6750
For the next $500 million 0.7125 0.7125 0.6625
For the next $1 billion 0.7000 0.7000 0.6500
For the next $3 billion 0.6750 0.6750 0.6250
For the next $2.5 billion 0.6500 0.6500 0.6000
For the next $2.5 billion 0.6375 0.6375 0.5875
For net assets over $10 billion 0.6250 0.6250 0.5750
Average Daily Net Assets Real Asset Income
For the first $125 million 0.6000%
For the next $125 million 0.5875
For the next $250 million 0.5750
For the next $500 million 0.5625
For the next $1 billion 0.5500
For the next $3 billion 0.5250
For the next $5 billion 0.5000
For net assets over $10 billion 0.4875
Average Daily Net Assets
Real Estate
Securities
For the first $125 million 0.6500%
For the next $125 million 0.6375
For the next $250 million 0.6250
For the next $500 million 0.6125
For the next $1 billion 0.6000
For the next $3 billion 0.5750
For the next $2.5 billion 0.5500
For the next $2.5 billion 0.5375
For net assets over $10 billion 0.5250

For the period January 1, 2024 through April 30, 2024, the annual complex-level fee, payable monthly, for each Fund was determined by taking the complex- level fee rate, which is based on the aggregate amount of “eligible assets” of all Nuveen funds as set forth in the schedule below, and (except for Global Real Estate Securities and Real Asset Income) making, as appropriate, an upward adjustment to that rate based upon the percentage of the particular fund’s assets that are not “eligible assets.” The complex-level fee schedule for each Fund was as follows:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
Effective May 1, 2024 the annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of June 30, 2024, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
Global Infrastructure
0 .1574%
Global Real Estate Securities
0 .1574%
Real Asset Income
0 .1574%
Real Estate Securities
0 .1574%

Notes to Financial Statements
(Unaudited) (continued)
time period stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expenses for the Class R6 Shares will not be less than the expense limitation. The expense limitation expiring July 31, 2026, may be terminated or modified prior to that date only with the approval of the Board.
Distribution and Service Fees:
 Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6
Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the
“Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds is recognized in "Affiliated income" on the Statement of Operations and any amounts due to the Funds at the end of the reporting period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities.  During the current fiscal period, the values of voluntary compensation were as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Global Infrastructure 1.00% July 31, 2026
Global Real Estate Securities 1.09 July 31, 2026
Real Asset Income 0.95 July 31, 2026
Real Estate Securities 0.97 July 31, 2026
Fund
Amount
Global Infrastructure
$ 258,630
Global Real Estate Securities
26,491
Real Asset Income
439,404
Real Estate Securities
790,580
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Global Infrastructure
$ 12,769 $ 11,171
Global Real Estate Securities
— —
Real Asset Income
9,899 8,982
Real Estate Securities
703 611
Fund
Commission
Advances
Global Infrastructure
$ 3,421
Global Real Estate Securities
—
Real Asset Income
6,520
Real Estate Securities
171

The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Affiliate Owned Shares:
As of the end of the reporting period, the percentage of Fund shares owned by TIAA and/or TIAA affiliates are as follows:
9. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2025 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of
Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense”
on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current fiscal period, the Funds did not utilize this facility.
Fund
12b-1 Fees
Retained
Global Infrastructure
$ 2,554
Global Real Estate Securities
5
Real Asset Income
9,801
Real Estate Securities
1,157
Fund
CDSC
Retained
Global Infrastructure
$ 3,310
Global Real Estate Securities
—
Real Asset Income
17
Real Estate Securities
1
Underlying Fund TIAA Total
Global Infrastructure –% –%
Global Real Estate Securities 91 91
Real Asset Income
Real Estate Securities – –

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Trustee Fees” and “Management Fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Nuveen Global Infrastructure Fund

Nuveen Global Real Estate Securities Fund

Nuveen Real Asset Income Fund

Nuveen Real Estate Securities Fund

The Approval Process

At meetings held on April 18 and 19, 2024 (the “Meeting”), the Board of Trustees of Nuveen Investment Trust V and the Board of Directors of Nuveen Investment Funds, Inc. (collectively, the “Board” and each Trustee or Director, as applicable, a “Board Member”) approved, for each applicable fund listed above (each a “Fund”), the renewal of the investment management agreement (each an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL”; NFAL is an “Adviser”) pursuant to which NFAL serves as investment adviser to such Fund. Similarly, for each Fund, the Board approved the renewal of the sub-advisory agreement (each a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund.

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and NFAL and the Sub-Adviser are collectively, the “Fund Advisers” and each a “Fund Adviser.” In addition, the fund complex consists of the group of funds advised by NFAL (collectively referred to as the “Nuveen funds”) and the group of funds advised by Teachers Advisors, LLC (“TAL” and such funds are collectively, the “TC funds”). For clarity, NFAL serves as Adviser to the Nuveen funds, including the Funds, and TAL serves as “Adviser” to the TC funds. The Board Members considered that the prior separate boards of the TC funds and Nuveen funds were consolidated effective in January 2024. Accordingly, at the Meeting, the Board Members considered the review of the advisory agreements for the Nuveen funds as well as reviewed the investment management agreements for the TC funds. Depending on the appropriate context, references to “the Adviser” may be to NFAL with respect to the Nuveen funds and/or TAL with respect to the TC funds.

The Board Members considered the review of the advisory agreements of the Nuveen funds and the TC funds to be an ongoing process. The Board Members therefore employed the accumulated information, knowledge and experience they had gained during their tenure on the respective board of the TC funds or Nuveen funds (as the case may be) governing the applicable funds and working with the respective investment advisers and sub-advisers, as applicable, in their review of the advisory agreements for the fund complex.

During the course of the year prior to the Meeting, the Board and/or its committees received a wide variety of materials that covered a range of topics relevant to the Board’s annual consideration of the renewal of the advisory agreements, including reports on fund investment results over various periods; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements (as applicable); the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); securities lending (as applicable); and overall market and regulatory developments. The Board also met periodically with and/or received presentations by key investment professionals managing a fund’s portfolio. In particular, at the Board meeting held on February 27-29, 2024 (the “February Meeting”), the Board and/or its Investment Committee received the annual performance review of the funds as described in further detail below. The presentations, discussions and meetings throughout the year also provide a means for the Board to evaluate and consider the level, breadth and quality of services provided by the Adviser and sub-advisers, as applicable, and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In connection with its annual consideration of the advisory agreements, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the advisory agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; the consolidation of the Nuveen fund family and TC fund family; a review of product actions advanced in 2023 for the benefit of particular funds and/or the fund complex; a review of each sub-adviser, if applicable, and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and, if applicable, sub-advisory fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable); a description of portfolio manager compensation; a description of the profitability and/or financial data of Nuveen, TAL and the sub-advisers; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the funds, as applicable. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

levels of each respective fund to those of a peer universe and, with respect to open-end funds, also to a peer group of funds selected by Broadridge, subject to certain exceptions.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the fund complex is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met by videoconference in executive session on April 10, 2024 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the advisory agreements for the fund complex. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

The Board’s decisions to renew each Advisory Agreement were not based on a single identified factor, but rather each decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the funds’ advisory arrangements and oversight of the funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A.  Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the roles of NFAL and the Sub-Adviser in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as continual program of improvement and innovation aimed at enhancing the funds and fund complex for investors and meeting the needs of an increasingly complex regulatory environment. In particular, over the past several years, the Board considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed in working to consolidate the Nuveen fund family and TC fund family under one centralized umbrella. The Board considered that the organizational changes in bringing together Nuveen, its affiliates and TIAA’s (as defined below) asset management businesses, consolidating the Nuveen and TC fund families and other initiatives were anticipated to provide various benefits for the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. As part of these efforts, the boards of the TC funds and Nuveen funds were consolidated effective in January 2024. In addition, in conjunction with these consolidation efforts, the Board approved at the Meeting changes to fee and breakpoint structures (as applicable) that could provide cost savings to participating funds, as described in further detail below.

The Board also reviewed information regarding other product actions undertaken or continued by management in the 2023 calendar year in seeking to improve the effectiveness of the organization, the product line-up as well as particular funds through, among other things, continuing to review and optimize the product line and gaining efficiencies through mergers and liquidations; reviewing and updating investment policies and benchmarks; implementing fee waivers and/or expense cap changes for certain funds; evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are considered. In its review, the Board considered that the funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the applicable funds have expanded over the years as a result of, among other things, regulatory, market and other developments, such as the adoption of the tailored shareholder report or the revised fund name rule.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Nuveen funds, such funds utilize sub-advisers to manage the portfolios of the funds subject to the supervision of NFAL. Accordingly, the Board considered that NFAL and its affiliates, among other things, oversee and review the performance of the respective sub-adviser and its investment team(s); evaluate Nuveen fund performance and market conditions; evaluate investment strategies and recommend changes thereto; set and manage distributions consistent with the respective Nuveen fund’s product design; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. The Board further considered that over the course of the 2023 calendar year, the Nuveen global public product team which supports the funds in the fund complex and their shareholders assessed the investment personnel across the investment leadership teams which resulted in additions or other modifications to the portfolio management teams of various funds. The Board also reviewed a description of the compensation structure applicable to certain portfolio managers.

In addition to the above investment advisory services, the Board further considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds. Given the highly regulated industry in which the funds operate, the Board considered the breadth of the Adviser’s compliance program and related policies and procedures. The Board reviewed various initiatives the Adviser’s compliance team undertook or continued in 2023, in part, to address new regulatory requirements, support international business growth and product development, enhance international trading capabilities, enhance monitoring capabilities in light of the new regulatory requirements and guidance and maintain a comprehensive training program. The Board further considered, among other things, that other non-advisory services provided included, among other things, board support and reporting; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); risk management, including reviews of the liquidity risk management and derivatives risk management programs; legal support services; regulatory advocacy; and cybersecurity, business continuity and disaster recovery planning and testing.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the funds, including to enhance global talent, middle office systems, software and international and internal capabilities. The Board considered the access provided by the Adviser and its affiliates to a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the applicable funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

With respect to the Funds, the Board considered the division of responsibilities between NFAL and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of NFAL and the Board. The Board considered an analysis of the Sub-Adviser provided by NFAL which included, among other things, a summary of changes in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time; and data reflecting product changes (if any) taken with respect to certain Nuveen funds. The Board considered that NFAL recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B.  The Investment Performance of the Funds and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Funds. In this regard, the Board and/or its Investment Committee reviewed, among other things, performance of the Funds over the quarter, one-, three- and five-year periods ending December 31, 2023 and March 31, 2024. For those Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was substantially similar as those other share classes invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the share classes. The Board performed its annual review of fund performance at its February Meeting and an additional review at the April Executive Session and also reviewed and discussed performance data at its other regularly scheduled quarterly meetings throughout the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including management’s analysis of a fund’s performance with particular focus on funds that met certain challenged performance measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

The Board considered that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.

In its evaluation, the Board reviewed fund performance results from different perspectives. In general, subject to certain exceptions, the Board reviewed both absolute and relative fund performance over the various time periods and considered performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”),

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

subject to certain exceptions, and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies, dates of fund inception and other characteristics of the peers in the Performance Peer Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable fund. With respect to relative performance of a fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the Funds as low, medium or high. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below.

•    For Nuveen Global Infrastructure Fund, the Board considered that the Fund outperformed its benchmark and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2023. In addition, the Fund outperformed its benchmark for the one-, three- and five-year periods ended March 31, 2024 and ranked in the second quartile of its Performance Peer Group for the one- and five-year periods and first quartile for the three-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•    For Nuveen Global Real Estate Securities Fund, the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024. The Fund also ranked in the second quartile of its Performance Peer Group for the one-year period and first quartile for the three- and five-year periods ended December 31, 2023. In addition, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period and first quartile for the three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•    For Nuveen Real Asset Income Fund, the Board considered that although the Fund’s performance was below the performance of its blended benchmark for the one- and five-year periods ended December 31, 2023, the Fund outperformed its blended benchmark for the three-year period ended December 31, 2023. Further, although the Fund ranked in the fourth quartile of its Performance Peer Group for the three- and five-year periods ended December 31, 2023, the Fund ranked in the first quartile of its Performance Peer Group for the one-year period ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its blended benchmark for the one-

and five-year periods ended March 31, 2024, the Fund outperformed its blended benchmark for the three-year period ended March 31, 2024. Further, although the Fund ranked in the fourth quartile of its Performance Peer Group for the three- and five-year periods ended March 31, 2024, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period ended March 31, 2024. In its review, the Board considered that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•     For Nuveen Real Estate Securities Fund, the Board considered that the Fund’s performance was below the performance of its blended benchmark for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024. The Fund, however, ranked in the third quartile of its Performance Peer Group for the one- and five-year periods ended December 31, 2023 and second quartile for the three-year period ended December 31, 2023. In addition, although the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended March 31, 2024, the Fund ranked in the second quartile for the three-year period and third quartile for the five-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

C.  Fees, Expenses and Profitability

1.  Fees and Expenses

As part of its annual review, the Board generally reviewed, among other things, the contractual management fee and the net/actual management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also reviewed information about other expenses and the total operating expense ratio of each Fund (after any fee waivers and/or expense reimbursements). More specifically, the Board Members reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of funds (the “Expense Universe”) and for a more focused subset of comparable funds (the “Expense Group”) established by Broadridge (subject to certain exceptions). The Board Members reviewed the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable) and considered that differences between the applicable fund and its respective Expense Universe and/or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

The Board Members also considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective fund. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense or fee criteria when compared to its Expense Universe and Expense Group (if any) and an analysis as to the factors contributing to each such fund’s relative net total expense ratio.

The Board Members also considered, in relevant part, a Fund’s management fee and net total expense ratio in light of the Fund’s performance history, including reviewing certain funds identified by management and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.

In their evaluation of the fee arrangements for the Funds, the Board Members also reviewed the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective fund (if any). In its review, the Board considered that the management fees of the Nuveen funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. As indicated above, the Board approved a revised fee schedule which would reduce and streamline the asset thresholds necessary to meet breakpoints in the complex-level fee component. The Board considered that management anticipated approximately $50 million in savings for Nuveen fund shareholders as a result of the revised fee schedule as well as additional estimated savings over time. The Board further considered management’s representation that there will be no increase to any Nuveen fund’s respective advisory agreement fee rate as a result of the revised complex-level fee schedule.

In its review, the Board considered that across the Nuveen fund and TC fund complex, management estimated that fund-level breakpoints resulted in approximately $82.5 million in reduced fees overall in 2023 and expense caps and reimbursements generated approximately an additional $91 million in savings to shareholders. In addition, the Board considered that management determined that the Nuveen funds achieved additional fee reductions of approximately $49 million due to the complex-wide management fee structure in 2023.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of NFAL, not the Funds.

The Board’s considerations regarding the comparative fee data for each of the Funds are set forth below. With respect to the quartile rankings noted below, the first quartile represents the range of funds with the lowest management fee rate or net total expense ratio, as applicable, and the fourth quartile represents the range of funds with the highest management fee rate or net total expense ratio, as applicable. The Board considered that Broadridge only calculates quartiles if a minimum number of peers is available and therefore quartile rankings may not be available for certain Expense Groups and/or Expense Universes.

•    For Nuveen Global Infrastructure Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the third quartile of its Expense Group. In addition, although the Fund’s actual management fee rate ranked in the fourth quartile of its Expense Universe, the Fund’s contractual management fee rate and net total expense ratio ranked in the third quartile and second quartile of its Expense Universe, respectively. Further, although the Fund’s actual management fee rate was above the Expense Group median, the Fund’s net total expense ratio was generally in-line with the Expense Group median.

•    For Nuveen Global Real Estate Securities Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, second quartile and third quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, first quartile and third quartile of its Expense Universe, respectively. Further, although the Fund’s net total expense ratio was slightly above (within 5 basis points of) the Expense Group median, the Fund’s actual management fee rate was below the Expense Group median.

•    For Nuveen Real Asset Income Fund, although the Fund’s net total expense ratio ranked in the fourth quartile of its Expense Group, the Fund’s contractual management fee rate and actual management fee rate ranked in the first quartile and third quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, third quartile and third quartile of its Expense Universe, respectively. Further, although the Fund’s net total expense ratio was above the Expense Group median, the Fund’s actual management fee rate was generally in-line with the Expense Group median.

•    For Nuveen Real Estate Securities Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the third quartile of its Expense Group and Expense Universe, respectively. In addition, although the Fund’s net total expense ratio was above the Expense Group median, the Fund’s actual management fee rate was slightly above (within 5 basis points of) the Expense Group median.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2.  Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser, affiliated sub-advisers and/or their affiliate(s) provide investment management services to other types of clients which may include: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board reviewed the equal weighted average fee or other fee data for the other types of clients managed in a similar manner to certain of the Nuveen funds and TC funds. The Board considered the Adviser’s rationale for the differences in the management fee rates of the funds compared to the management fee rates charged to these other types of clients. In this regard, the Board considered that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the funds compared to that provided to other clients as well as differences in investment policies; regulatory, disclosure and governance requirements; servicing relationships with vendors; the manner of managing such assets; product structure; investor profiles; and account sizes all may contribute to variations in relative fee rates. Further, differences in the client base, governing bodies, distribution, jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. In addition, differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board considered the wide range of services in addition to investment management that the Adviser had provided to the funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. The Board further considered that a sub-adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The

Board concluded that the varying levels of fees were reasonable given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.

3.  Profitability of Fund Advisers

In their review, the Board Members considered various profitability data relating to the Fund Advisers’ services to the Nuveen funds.

With respect to the Nuveen funds, the Board Members reviewed the estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds overall as well as profitability data of certain other asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2023 and 2022 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution) for the 2023 and 2022 calendar years. The Board Members also considered the rationale for the change in Nuveen’s profitability from 2022 to 2023. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) NFAL derived from its exchange-traded fund product line for the 2023 and 2022 calendar years.

In developing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no single universally recognized expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the refinements Nuveen had made to the methodology that had occurred over the years from 2010 through 2021 to provide Nuveen’s profitability analysis, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the Nuveen funds (excluding distribution) for the calendar years from 2017 through 2023. The Board of the Nuveen funds had also appointed two Board Members to serve as the Board’s liaisons to meet with representatives of NFAL and review the development of the profitability data and to report to the full Board.

In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board considered that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2014 to 2023. In their review of the comparative data, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.

Aside from the profitability data, the Board considered that NFAL and TAL are affiliates of Teachers Insurance and Annuity Association of America (“TIAA”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA, and TAL is an indirect wholly owned subsidiary of TIAA. Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2023 and 2022 calendar years to consider the financial strength of TIAA. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the reinvestments the Adviser, its parent and/or other affiliates made into their business through, among other things, the investment of seed capital in certain funds, initiatives in international expansion, investments in infrastructure and continued investments in enhancements to technological capabilities.

The Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2023 and December 31, 2022. The Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) grouped by similar types of funds (such as municipal, taxable fixed income, equity, real assets and index/asset allocation) for the Sub-Adviser for the calendar years ending December 31, 2023 and December 31, 2022.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits NFAL or the Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that each Fund Adviser’s level of profitability from its relationship with each Nuveen fund was not unreasonable over various time frames in light of the nature, extent and quality of services provided.

D.  Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

The Board considered whether there have been economies of scale with respect to the management of the funds in the fund complex, including the Funds, whether these economies of scale have been appropriately shared with such funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are various methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. The Board considered that the Adviser has generally employed one or more of these various methods among the applicable funds.

In this regard, the Board considered, as noted above, that the management fee of NFAL generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of eligible funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules. As summarized above, the Board approved a new complex-level breakpoint schedule which would simplify and reduce the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. Among other things, the assets of certain TC funds advised by TAL would be phased into the calculation of the complex-wide assets in determining the complex-level fee over a ten-year period. The Board considered the cost savings and additional potential sharing of economies of scale as a result of the reduced complex-level breakpoint schedule and the additional assets from more eligible funds in calculating the assets of the complex for determining the complex-level fee component. The Board reviewed the projected shareholder savings derived from such modifications over a ten-year period from 2024 to 2033. The Board considered management’s representation that there will be no increase to any fund’s respective advisory agreement fee rate.

In addition to the fund-level and complex-level fee schedules (if applicable), the Board Members considered the temporary and/or permanent expense caps (if any) applicable to a Fund. The Board considered that such waivers and reimbursements applicable to the respective funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.

The Board Members also considered the continued reinvestment in Nuveen/TIAA’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments were not specific to individual funds, but rather incurred across a variety of products and services pursuant to which the family of funds as a whole may benefit. The Board further considered that the Adviser and its affiliates have provided certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E.  Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex, including the Funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. The funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-advisers to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. The Board Members also considered that certain share classes of the open-end funds (subject to certain exceptions) pay 12b-1 fees, some of which may be retained by the Adviser’s affiliate. In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or Sub-Adviser.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F.  Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Investment Trust V

Date: September 5, 2024	By: /s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 5, 2024	By: /s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer (principal executive officer)

Date: September 5, 2024	By: /s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller (principal financial officer)